UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: June 30, 2014

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	June 30, 2014

WESTERN ASSET

SHORT-TERM BOND FUND

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks current income, preservation of capital and liquidity.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of Western Asset Short-Term Bond Fund for the six-month reporting period ended June 30, 2014. Please read on for Fund performance information and a detailed look at prevailing economic and market conditions during the Fund’s reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com/individualinvestors. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Kenneth D. Fuller

President and Chief Executive Officer

July 31, 2014

II	Western Asset Short-Term Bond Fund

Investment commentary

Economic review

Since the end of the Great Recession, the U.S. economy has expanded at a slower than usual pace, compared to recent history. U.S. gross domestic product (“GDP”)i growth, as reported by the U.S. Department of Commerce’s revised figures, was 4.5% during the third quarter of 2013, its best reading since the fourth quarter of 2011. At the beginning of the six months ended June 30, 2014 (the “reporting period”), the severe winter weather of January and February played a key role in a sharp reversal in the economy, a 2.1% contraction during the first quarter of 2014. This was the first negative GDP report in three years. Negative contributions were widespread: private inventory investment, exports, state and local government spending, nonresidential and residential fixed investment. Thankfully, this setback was very brief, as the initial reading for second quarter GDP growth, released after the reporting period ended, was 4.0%, suggesting the recovery has some resilience and continues to recover from the severe consequences of the Great Recession. The second quarter rebound in GDP growth was driven by several factors, including increased private inventory investment and exports, as well as an acceleration in personal consumption expenditures and an upturn in state and local government spending.

The U.S. manufacturing sector continued to support the economy during the reporting period. Based on figures for the Institute for Supply Management’s Purchasing Managers’ Index (“PMI”)ii, U.S. manufacturing expanded during all six months of the reporting period (a reading below 50 indicates a contraction, whereas a reading above 50 indicates an expansion). After a reading of 56.5 in December 2013, the PMI fell to 51.3 in January 2014, its weakest reading since May 2013. However, the PMI moved up the next four months and was 55.4 in May 2014, and slipped to 55.3 in June, with fifteen of the eighteen industries within the PMI expanding.

The U.S. job market improved during the reporting period. When the period began, unemployment, as reported by the U.S. Department of Labor, was 6.6%. Unemployment then ticked up to 6.7% in February and held steady in March 2014. Unemployment then fell to 6.3% in April and was unchanged in May. The labor market then gathered additional momentum in June, as the unemployment rate fell to 6.1%, the lowest level since September 2008. However, falling unemployment during the period was partially due to a decline in the workforce participation rate, which was 62.8% from May through June 2014, matching the lowest level since 1978. The number of longer-term unemployed, however, declined, as 32.8% of the 9.5 million Americans looking for work in June 2014 had been out of work for more than six months. In contrast, 37.7% of the 10.4 million Americans looking for work in December 2013 had been out of work for more than six months.

Western Asset Short-Term Bond Fund	III

Investment commentary (cont’d)

Market review

Q. How did the Federal Reserve Board (“Fed”)iii respond to the economic environment?

A. The Fed took a number of actions as it sought to meet its dual mandate of fostering maximum employment and price stability. As has been the case since December 2008, the Fed kept the federal funds rateiv at a historically low range between zero and 0.25%. At its meeting in December 2012, prior to the beginning of the reporting period, the Fed announced that it would continue purchasing $40 billion per month of agency mortgage-backed securities (“MBS”), as well as initially purchasing $45 billion per month of longer-term Treasuries. Following the meeting that concluded on December 18, 2013, the Fed announced that it would begin tapering its monthly asset purchases, saying “Beginning in January 2014, the Committee will add to its holdings of agency MBS at a pace of $35 billion per month rather than $40 billion per month, and will add to its holdings of longer-term Treasury securities at a pace of $40 billion per month rather than $45 billion per month.”

At each of the Fed’s next four meetings (January, March, April and June 2014), it announced further $10 billion tapering of its asset purchases. Finally, at its meeting that ended on July 30, 2014, after the reporting period ended, the Fed again cut its monthly asset purchases. Beginning in August, it will buy a total of $25 billion per month ($10 billion per month of agency MBS and $15 billion per month of longer-term Treasuries).

Q. Did Treasury yields trend higher or lower during the six months ended June 30, 2014?

A. Short-term Treasury yields moved higher, whereas long-term Treasury yields declined during the reporting period. When the reporting period began, the yield on the two-year Treasury was 0.38%. It fell as low as 0.30% in early February 2014, and was as high as 0.51% on June 17, 2014, before ending the period at 0.47%. The yield on the ten-year Treasury began the period at 3.04%, its peak for the period. The ten-year Treasury fell as low as 2.44% on May 28, 2014 and ended the period at 2.53%.

Q. What factors impacted the spread sectors (non-Treasuries) during the reporting period?

A. The spread sectors generated positive results during the reporting period, rallying in January and February 2014, as investor demand was solid overall. The majority of spread sectors then modestly declined in March as interest rates moved higher. However, the reporting period ended on an upbeat note as the spread sectors generated positive results from April through June. The overall bond market, as measured by the Barclays U.S. Aggregate Indexv, gained 3.93% during the six months ended June 30, 2014.

Performance review

For the six months ended June 30, 2014, Class A shares of Western Asset Short-Term Bond Fund, excluding sales charges, returned 1.05%. The Fund’s unmanaged benchmark, the Citigroup Treasury/Government Sponsored/Credit 1-3 Year Indexvi, returned 0.53% for the same period.

IV	Western Asset Short-Term Bond Fund

The Lipper Short Investment Grade Debt Funds Category Average1 returned 0.92% over the same time frame.

Performance Snapshot as of June 30, 2014 (unaudited)
(excluding sales charges)	6 months
Western Asset Short-Term Bond Fund:
Class A	1.05%
Class C	0.65%
Class C1♦	0.92%
Class I	1.20%
Class IS	1.22%
Citigroup Treasury/Government Sponsored/Credit 1-3 Year Index	0.53%
Lipper Short Investment Grade Debt Funds Category Average[1]	0.92%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value, investment returns and yields will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/individualinvestors.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

The 30-Day SEC Yields for the period ended June 30, 2014 for Class A, Class C, Class C1, Class I and Class IS shares were 0.38%, -0.41%, 0.14%, 0.69% and 0.73%, respectively. Absent fee waivers and/or expense reimbursements, the 30-Day SEC Yields for Class C1, Class I and Class IS shares would have been 0.13%, 0.68% and 0.72%, respectively. The 30-Day SEC Yield is subject to change and is based on the yield to maturity of the Fund’s investments over a 30-day period and not on the dividends paid by the Fund, which may differ.

Performance of Class R shares for the six-month period is not shown because the inception date for this share class was January 31, 2014.

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated May 1, 2014, the gross total annual operating expense ratios for Class A, Class C, Class C1, Class I and Class IS shares were 0.80%, 1.65%, 1.05%, 0.51% and 0.47%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

[1]	Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended June 30, 2014, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 304 funds in the Fund’s Lipper category, and excluding sales charges.

♦

Effective August 1, 2012, Class C shares were reclassified as Class C1 shares. Class C1 (formerly Class C) shares are not available for purchase by new or existing investors (except for certain retirement plan programs authorized by the Fund’s distributor prior to August 1, 2012). Class C1 shares continue to be available for dividend reinvestment and incoming exchanges.

Western Asset Short-Term Bond Fund	V

Investment commentary (cont’d)

As a result of expense limitation arrangements, the ratio of expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets is not expected to exceed 1.60% for Class C shares, 0.55% for Class I shares and 0.45% for Class IS shares. These expense limitation arrangements cannot be terminated prior to December 31, 2015 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts waived or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Kenneth D. Fuller

President and Chief Executive Officer

July 31, 2014

RISKS: Investments in bonds are subject to interest rate and credit risks. As interest rates rise, bond prices fall, reducing the value of the Fund’s share price. The Fund’s investments may be subject to prepayment risks. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. Please see the Fund’s prospectus for a more complete discussion of these and other risks, and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The Institute for Supply Management’s PMI is based on a survey of purchasing executives who buy the raw materials for manufacturing at more than 350 companies. It offers an early reading on the health of the U.S. manufacturing sector.

iii

The Federal Reserve Board (“Fed”) is responsible for the formulation of policies designed to promote economic growth, full employment, stable prices and a sustainable pattern of international trade and payments.

iv

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

[v]

The Barclays U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

vi	The Citigroup Treasury/Government Sponsored/Credit 1-3 Year Index is a broad-based index of short-term U.S. Treasury and corporate debt securities.

VI	Western Asset Short-Term Bond Fund

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†	The bar graph above represents the composition of the Fund’s investments as of June 30, 2014 and December 31, 2013 and does not include derivatives, such as written options, swap contracts and futures contracts. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

Western Asset Short-Term Bond Fund 2014 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on January 1, 2014 and held for the six months ended June 30, 2014, unless otherwise noted.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]							Based on hypothetical total return[1]
	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period			Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	1.05%	$1,000.00	$1,010.50	0.79%	$3.94	[3]	Class A	5.00%	$1,000.00	$1,020.88	0.79%	$3.96
Class C	0.65	1,000.00	1,006.50	1.60	7.96	[3]	Class C	5.00	1,000.00	1,016.86	1.60	8.00
Class C1	0.92	1,000.00	1,009.20	1.06	5.28	[3]	Class C1	5.00	1,000.00	1,019.54	1.06	5.31
Class R4	0.33	1,000.00	1,003.30	1.09	4.43	[5]	Class R	5.00	1,000.00	1,019.39	1.09	5.46
Class I	1.20	1,000.00	1,012.00	0.49	2.44	[3]	Class I	5.00	1,000.00	1,022.36	0.49	2.46
Class IS	1.22	1,000.00	1,012.20	0.45	2.25	[3]	Class IS	5.00	1,000.00	1,022.56	0.45	2.26

2	Western Asset Short-Term Bond Fund 2014 Semi-Annual Report

Fund expenses (unaudited) (cont’d)

[1]	For the six months ended June 30, 2014, unless otherwise noted.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

[4]	For the period January 31, 2014 (inception date) to June 30, 2014.

[5]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to the class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal period (148), then divided by 365.

Western Asset Short-Term Bond Fund 2014 Semi-Annual Report	3

Spread duration (unaudited)

Economic exposure — June 30, 2014

Spread duration measures the sensitivity to changes in spreads. The spread over Treasuries is the annual risk-premium demanded by investors to hold non-Treasury securities. Spread duration is quantified as the % change in price resulting from a 100 basis points change in spreads. For a security with positive spread duration, an increase in spreads would result in a price decline and a decline in spreads would result in a price increase. This chart highlights the market sector exposure of the Fund’s sectors relative to the selected benchmark sectors as of the end of the reporting period.

ABS	— Asset-Backed Securities
Benchmark	— Citigroup Treasury/Government Sponsored/Credit 1-3 Year Index
EM	— Emerging Markets
IG Credit	— Investment Grade Credit
WA Short-Term	— Western Asset Short-Term Bond Fund
MBS	— Mortgage-Backed Securities

4	Western Asset Short-Term Bond Fund 2014 Semi-Annual Report

Effective duration (unaudited)

Interest rate exposure — June 30, 2014

Effective duration measures the sensitivity to changes in relevant interest rates. Effective duration is quantified as the % change in price resulting from a 100 basis points change in interest rates. For a security with positive effective duration, an increase in interest rates would result in a price decline and a decline in interest rates would result in a price increase. This chart highlights the interest rate exposure of the Fund’s sectors relative to the selected benchmark sectors as of the end of the reporting period.

ABS	— Asset-Backed Securities
Benchmark	— Citigroup Treasury/Government Sponsored/Credit 1-3 Year Index
EM	— Emerging Markets
IG Credit	— Investment Grade Credit
WA Short-Term	— Western Asset Short-Term Bond Fund
MBS	— Mortgage-Backed Securities

Western Asset Short-Term Bond Fund 2014 Semi-Annual Report	5

Schedule of investments (unaudited)

June 30, 2014

Western Asset Short-Term Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Corporate Bonds & Notes — 51.6%
Consumer Discretionary — 3.4%
Automobiles — 2.2%
Daimler Finance NA LLC, Senior Notes	0.829%	1/9/15	$1,240,000	$1,242,917	(a)(b)
Daimler Finance NA LLC, Senior Notes	2.300%	1/9/15	1,100,000	1,110,318	(a)
Daimler Finance NA LLC, Senior Notes	1.085%	8/1/18	2,880,000	2,912,970	(a)(b)
Ford Motor Credit Co. LLC, Senior Notes	3.000%	6/12/17	3,510,000	3,664,391
Hyundai Capital America, Senior Notes	1.625%	10/2/15	1,150,000	1,160,773	(a)
Hyundai Capital America, Senior Notes	1.450%	2/6/17	1,690,000	1,697,443	(a)
Nissan Motor Acceptance Corp., Senior Notes	0.777%	3/3/17	1,690,000	1,696,043	(a)(b)
Total Automobiles				13,484,855
Hotels, Restaurants & Leisure — 0.4%
McDonald’s Corp., Senior Notes	0.750%	5/29/15	2,100,000	2,109,396
Household Durables — 0.1%
Newell Rubbermaid Inc., Senior Notes	2.000%	6/15/15	170,000	172,207
Whirlpool Corp., Senior Notes	1.350%	3/1/17	470,000	470,611
Total Household Durables				642,818
Media — 0.7%
Time Warner Cable Inc., Senior Notes	3.500%	2/1/15	1,070,000	1,088,846
Time Warner Cable Inc., Senior Notes	8.250%	4/1/19	1,500,000	1,902,630
Walt Disney Co., Senior Notes	0.450%	12/1/15	1,010,000	1,011,359
Total Media				4,002,835
Total Consumer Discretionary				20,239,904
Consumer Staples — 5.0%
Beverages — 1.7%
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.125%	1/15/15	1,160,000	1,183,385
Anheuser-Busch InBev Worldwide Inc., Senior Notes	0.800%	7/15/15	2,430,000	2,441,564
PepsiCo Inc., Senior Notes	2.500%	5/10/16	4,000,000	4,141,564
PepsiCo Inc., Senior Notes	0.950%	2/22/17	2,740,000	2,738,104
Total Beverages				10,504,617
Food & Staples Retailing — 1.4%
Costco Wholesale Corp., Senior Notes	0.650%	12/7/15	790,000	793,159
CVS Caremark Corp., Senior Notes	1.200%	12/5/16	3,110,000	3,130,871
Kroger Co., Notes	3.900%	10/1/15	80,000	83,184
Kroger Co., Senior Notes	1.200%	10/17/16	500,000	501,925
Sysco Corp., Senior Notes	0.550%	6/12/15	1,480,000	1,483,477
Wal-Mart Stores Inc., Senior Notes	0.600%	4/11/16	2,120,000	2,125,073
Total Food & Staples Retailing				8,117,689

See Notes to Financial Statements.

6	Western Asset Short-Term Bond Fund 2014 Semi-Annual Report

Western Asset Short-Term Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Food Products — 1.5%
Kraft Foods Group Inc., Senior Notes	1.625%	6/4/15	$740,000	$747,788
Kraft Foods Group Inc., Senior Notes	6.125%	8/23/18	1,200,000	1,394,095
Mondelez International Inc., Senior Notes	4.125%	2/9/16	2,331,000	2,452,170
Unilever Capital Corp., Senior Notes	0.450%	7/30/15	1,750,000	1,754,156
WM Wrigley Jr. Co., Senior Notes	1.400%	10/21/16	540,000	544,047	(a)
WM Wrigley Jr. Co., Senior Notes	2.000%	10/20/17	1,530,000	1,553,688	(a)
WM Wrigley Jr. Co., Senior Notes	2.900%	10/21/19	450,000	461,982	(a)
Total Food Products				8,907,926
Tobacco — 0.4%
Altria Group Inc., Senior Notes	9.250%	8/6/19	190,000	252,757
Lorillard Tobacco Co., Senior Notes	8.125%	6/23/19	740,000	923,572
Philip Morris International Inc., Senior Notes	5.650%	5/16/18	940,000	1,080,092
Total Tobacco				2,256,421
Total Consumer Staples				29,786,653
Energy — 4.7%
Energy Equipment & Services — 0.5%
Cameron International Corp., Senior Notes	1.150%	12/15/16	620,000	620,456
Petrofac Ltd., Senior Notes	3.400%	10/10/18	1,290,000	1,340,422	(a)
Transocean Inc., Senior Notes	2.500%	10/15/17	1,100,000	1,124,196
Total Energy Equipment & Services				3,085,074
Oil, Gas & Consumable Fuels — 4.2%
Anadarko Petroleum Corp., Senior Notes	6.375%	9/15/17	1,410,000	1,624,585
BP Capital Markets PLC, Senior Notes	3.125%	10/1/15	190,000	196,416
Chevron Corp., Senior Notes	1.104%	12/5/17	1,400,000	1,394,730
Devon Energy Corp., Senior Notes	1.200%	12/15/16	1,120,000	1,124,071
Devon Energy Corp., Senior Notes	1.875%	5/15/17	960,000	977,245
Devon Energy Corp., Senior Notes	2.250%	12/15/18	940,000	951,969
Ecopetrol SA, Senior Notes	4.250%	9/18/18	2,650,000	2,842,125
El Paso Natural Gas Co., Senior Notes	5.950%	4/15/17	1,250,000	1,411,619
Petrobras International Finance Co., Senior Notes	3.875%	1/27/16	2,630,000	2,718,237
Petroleos Mexicanos, Senior Notes	4.875%	3/15/15	1,690,000	1,739,433
Petroleos Mexicanos, Senior Notes	2.248%	7/18/18	3,380,000	3,517,498	(b)
Petroleos Mexicanos, Senior Notes	3.125%	1/23/19	90,000	93,330	(a)
Phillips 66 Co., Senior Notes	1.950%	3/5/15	1,000,000	1,010,176
Sinopec Group Overseas Development 2014 Ltd., Senior Notes	1.147%	4/10/19	1,870,000	1,876,509	(a)(b)
TransCanada PipeLines Ltd., Senior Notes	0.875%	3/2/15	410,000	411,549
TransCanada PipeLines Ltd., Senior Notes	0.914%	6/30/16	3,070,000	3,096,454	(b)
Total Oil, Gas & Consumable Fuels				24,985,946
Total Energy				28,071,020

See Notes to Financial Statements.

Western Asset Short-Term Bond Fund 2014 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

June 30, 2014

Western Asset Short-Term Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Financials — 24.9%
Banks — 15.5%
Abbey National Treasury Services PLC, Senior Notes	4.000%	4/27/16	$1,600,000	$1,687,800
ABN AMRO Bank NV, Senior Notes	4.250%	2/2/17	2,295,000	2,467,378	(a)
ANZ National International Ltd., Senior Notes	1.850%	10/15/15	310,000	314,765	(a)
Australia & New Zealand Banking Group Ltd., Senior Notes	0.900%	2/12/16	2,410,000	2,423,547
Bank Nederlandse Gemeenten NV, Senior Bonds	1.000%	11/17/14	2,300,000	2,306,831	(a)
Bank of America Corp., Senior Notes	6.500%	8/1/16	1,050,000	1,164,383
Bank of America NA, Subordinated Notes	6.100%	6/15/17	4,500,000	5,080,266
Bank of Nova Scotia, Secured Bonds	1.650%	10/29/15	3,260,000	3,313,539	(a)
Bank of Nova Scotia, Senior Notes	0.747%	7/15/16	3,140,000	3,158,780	(b)
Bank of Tokyo-Mitsubishi UFJ Ltd., Senior Notes	3.850%	1/22/15	1,130,000	1,151,045	(a)
BNP Paribas SA, Senior Notes	0.820%	12/12/16	950,000	953,592	(b)
BNP Paribas SA, Senior Secured Bonds	2.200%	11/2/15	2,700,000	2,758,660	(a)
BPCE SA, Senior Notes	1.625%	2/10/17	2,910,000	2,938,653
Citigroup Inc., Senior Notes	6.000%	8/15/17	6,120,000	6,932,057
Citigroup Inc., Senior Notes	6.125%	11/21/17	2,000,000	2,289,270
Citigroup Inc., Senior Notes	1.000%	4/8/19	1,440,000	1,443,684	(b)
Commonwealth Bank of Australia, Senior Notes	1.950%	3/16/15	2,070,000	2,093,695
Commonwealth Bank of Australia, Senior Notes	0.731%	9/20/16	1,900,000	1,912,407	(a)(b)
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, Senior Notes	3.375%	1/19/17	3,690,000	3,909,950
Credit Agricole SA, Senior Notes	3.500%	4/13/15	1,360,000	1,389,897	(a)
Credit Agricole SA, Senior Notes	1.027%	4/15/19	1,460,000	1,472,876	(a)(b)
DnB NOR Boligkreditt, Secured Bonds	2.900%	3/29/16	2,480,000	2,577,206	(a)
Export-Import Bank of Korea, Senior Bonds	1.082%	9/17/16	750,000	756,010	(b)
HBOS PLC, Subordinated Notes	6.750%	5/21/18	1,380,000	1,592,561	(a)
HSBC USA Inc., Senior Notes	1.111%	9/24/18	1,990,000	2,016,087	(b)
ING Bank NV, Secured Bonds	2.500%	1/14/16	3,060,000	3,148,275	(a)
JPMorgan Chase & Co., Senior Notes	3.150%	7/5/16	1,860,000	1,939,714
JPMorgan Chase & Co., Senior Notes	1.350%	2/15/17	350,000	351,468
Mizuho Bank Ltd., Senior Notes	2.550%	3/17/17	1,920,000	1,986,244	(a)
National Australia Bank of New York, Senior Notes	1.600%	8/7/15	1,190,000	1,205,424
National Bank of Canada, Secured Bonds	2.200%	10/19/16	1,840,000	1,901,123	(a)
Royal Bank of Canada, Senior Notes	1.200%	1/23/17	3,440,000	3,462,828
Royal Bank of Canada, Senior Notes	0.761%	3/15/19	830,000	835,950	(b)
Royal Bank of Canada, Senior Secured Bonds	0.625%	12/4/15	1,190,000	1,192,789
Sparebank 1 Boligkreditt AS, Secured Bonds	2.625%	5/27/16	2,130,000	2,206,899	(a)
Standard Chartered Bank, Subordinated Notes	6.400%	9/26/17	2,250,000	2,553,332	(a)
Sumitomo Mitsui Banking Corp., Senior Notes	3.150%	7/22/15	930,000	955,916	(a)

See Notes to Financial Statements.

8	Western Asset Short-Term Bond Fund 2014 Semi-Annual Report

Western Asset Short-Term Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Banks — continued
Svenska Handelsbanken AB, Senior Notes	0.722%	6/17/19	$1,580,000	$1,584,308	(b)
Toronto-Dominion Bank, Senior Bonds	1.500%	9/9/16	2,840,000	2,884,065
U.S. Bancorp, Senior Notes	1.650%	5/15/17	1,790,000	1,818,563
Wachovia Capital Trust III, Junior Subordinated Bonds	5.570%	8/4/14	2,580,000	2,515,500	(b)(c)
Wells Fargo & Co., Senior Notes	3.676%	6/15/16	1,870,000	1,974,350
Westpac Banking Corp., Senior Notes	0.965%	7/30/18	2,250,000	2,280,337	(b)
Total Banks				92,902,024
Capital Markets — 3.3%
Bear Stearns Cos. LLC, Senior Notes	6.400%	10/2/17	1,740,000	2,007,596
BlackRock Inc., Senior Notes	3.500%	12/10/14	350,000	355,083
Credit Suisse AG/Guernsey, Secured Bonds	2.600%	5/27/16	1,780,000	1,844,842	(a)
Credit Suisse AG/Guernsey, Senior Secured Bonds	1.625%	3/6/15	1,400,000	1,412,712	(a)
Deutsche Bank AG, Senior Notes	1.400%	2/13/17	1,460,000	1,468,359
Deutsche Bank AG, Senior Notes	6.000%	9/1/17	1,200,000	1,364,990
Goldman Sachs Group Inc., Senior Notes	3.300%	5/3/15	3,060,000	3,128,608
Goldman Sachs Group Inc., Senior Notes	5.750%	10/1/16	800,000	880,696
Lehman Brothers Holdings Capital Trust VII, Junior Subordinated Notes	5.857%	8/4/14	3,190,000	0	(c)(d)(e)(f)(g)
Lehman Brothers Holdings Inc., Subordinated Notes	6.500%	7/19/17	1,010,000	0	(d)(e)(f)(g)
Macquarie Bank Ltd., Senior Notes	2.000%	8/15/16	2,860,000	2,913,451	(a)
Merrill Lynch & Co. Inc., Subordinated Notes	6.050%	5/16/16	700,000	761,707
UBS AG Stamford CT, Senior Notes	3.875%	1/15/15	1,157,000	1,179,280
UBS AG Stamford CT, Subordinated Notes	5.875%	7/15/16	1,700,000	1,863,013
Vesey Street Investment Trust I, Senior Notes	4.404%	9/1/16	270,000	288,207
Total Capital Markets				19,468,544
Consumer Finance — 2.1%
American Express Co., Senior Notes	0.818%	5/22/18	60,000	60,506	(b)
American Express Credit Corp., Senior Notes	1.750%	6/12/15	1,840,000	1,863,773
American Express Credit Corp., Senior Notes	2.375%	3/24/17	2,000,000	2,068,990
American Honda Finance Corp., Notes	1.000%	8/11/15	1,300,000	1,306,461	(a)
American Honda Finance Corp., Senior Notes	3.500%	3/16/15	520,000	531,389	(a)
Caterpillar Financial Services Corp., Senior Notes	1.050%	3/26/15	1,500,000	1,508,941
Caterpillar Financial Services Corp., Senior Notes	1.100%	5/29/15	510,000	513,963
PACCAR Financial Corp., Senior Notes	0.800%	2/8/16	850,000	854,066
Toyota Motor Credit Corp., Senior Notes	1.000%	2/17/15	790,000	793,859
Toyota Motor Credit Corp., Senior Notes	0.875%	7/17/15	450,000	452,771
Toyota Motor Credit Corp., Senior Notes	2.000%	9/15/16	2,220,000	2,278,561
Total Consumer Finance				12,233,280

See Notes to Financial Statements.

Western Asset Short-Term Bond Fund 2014 Semi-Annual Report	9

Schedule of investments (unaudited) (cont’d)

June 30, 2014

Western Asset Short-Term Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Diversified Financial Services — 2.3%
Banque Federative du Credit Mutuel SA, Senior Notes	1.700%	1/20/17	$2,860,000	$2,885,520	(a)
General Electric Capital Corp., Senior Notes	2.450%	3/15/17	5,080,000	5,261,005
Private Export Funding Corp., Notes	4.950%	11/15/15	2,060,000	2,191,712
Svensk Exportkredit AB, Notes	1.750%	10/20/15	220,000	224,101
Total Capital International SA, Senior Notes	0.750%	1/25/16	3,250,000	3,262,529
Total Diversified Financial Services				13,824,867
Insurance — 1.6%
Berkshire Hathaway Finance Corp., Senior Notes	1.600%	5/15/17	1,250,000	1,270,549
Metropolitan Life Global Funding I, Secured Notes	0.607%	4/10/17	5,260,000	5,261,416	(a)(b)
Prudential Financial Inc., Senior Notes	1.004%	8/15/18	2,350,000	2,355,281	(b)
Prudential Holdings LLC, Senior Secured Notes	1.106%	12/18/17	780,000	786,652	(a)(b)
Total Insurance				9,673,898
Thrifts & Mortgage Finance — 0.1%
Santander Holdings USA Inc., Senior Notes	4.625%	4/19/16	800,000	850,931
Total Financials				148,953,544
Health Care — 3.1%
Biotechnology — 0.4%
Amgen Inc., Senior Notes	0.828%	5/22/19	2,170,000	2,177,786	(b)
Health Care Equipment & Supplies — 0.5%
Baxter International Inc., Senior Notes	0.950%	6/1/16	1,500,000	1,507,131
Medtronic Inc., Senior Notes	3.000%	3/15/15	1,510,000	1,539,028
Total Health Care Equipment & Supplies				3,046,159
Health Care Providers & Services — 0.4%
Aetna Inc., Senior Notes	1.500%	11/15/17	710,000	713,258
Humana Inc., Senior Notes	7.200%	6/15/18	1,640,000	1,949,834
Total Health Care Providers & Services				2,663,092
Life Sciences Tools & Services — 0.0%
Thermo Fisher Scientific Inc., Senior Notes	2.250%	8/15/16	270,000	277,235
Pharmaceuticals — 1.8%
AbbVie Inc., Senior Notes	1.200%	11/6/15	2,690,000	2,709,064
AbbVie Inc., Senior Notes	1.750%	11/6/17	3,030,000	3,048,992
GlaxoSmithKline Capital PLC, Senior Notes	0.750%	5/8/15	2,070,000	2,078,878
Perrigo Co. PLC, Senior Notes	1.300%	11/8/16	2,270,000	2,267,925	(a)
Zoetis Inc., Senior Notes	1.150%	2/1/16	630,000	634,205
Total Pharmaceuticals				10,739,064
Total Health Care				18,903,336

See Notes to Financial Statements.

10	Western Asset Short-Term Bond Fund 2014 Semi-Annual Report

Western Asset Short-Term Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Industrials — 1.6%
Aerospace & Defense — 0.4%
L-3 Communications Corp., Senior Notes	1.500%	5/28/17	$1,170,000	$1,172,430
Precision Castparts Corp., Senior Notes	0.700%	12/20/15	1,040,000	1,042,588
Total Aerospace & Defense				2,215,018
Airlines — 0.3%
United Airlines Inc., Pass-Through Certificates	6.900%	1/2/18	665,843	715,781
United Airlines Inc., Pass-Through Certificates	6.545%	2/2/19	178,333	197,718
United Airlines Inc., Pass-Through Certificates	6.703%	6/15/21	814,802	890,171
Total Airlines				1,803,670
Electrical Equipment — 0.4%
Eaton Corp., Senior Notes	0.950%	11/2/15	2,800,000	2,813,272
Industrial Conglomerates — 0.2%
United Technologies Corp., Senior Notes	5.375%	12/15/17	900,000	1,022,793
Machinery — 0.3%
John Deere Capital Corp., Notes	0.700%	9/4/15	230,000	230,821
John Deere Capital Corp., Senior Notes	0.875%	4/17/15	1,760,000	1,768,759
Total Machinery				1,999,580
Total Industrials				9,854,333
Information Technology — 1.8%
IT Services — 0.5%
International Business Machines Corp., Senior Notes	0.550%	2/6/15	1,900,000	1,904,226
International Business Machines Corp., Senior Notes	0.593%	2/12/19	970,000	976,849	(b)
Total IT Services				2,881,075
Semiconductors & Semiconductor Equipment — 0.2%
Texas Instruments Inc., Senior Notes	0.875%	3/12/17	1,320,000	1,319,294
Software — 0.5%
Oracle Corp., Senior Notes	0.807%	1/15/19	2,960,000	2,987,149	(b)
Technology Hardware, Storage & Peripherals — 0.6%
Apple Inc., Senior Notes	0.450%	5/3/16	3,400,000	3,394,315
Total Information Technology				10,581,833
Materials — 2.6%
Chemicals — 0.7%
Dow Chemical Co., Notes	5.700%	5/15/18	18,000	20,550
E.I. du Pont de Nemours & Co., Senior Notes	3.250%	1/15/15	1,350,000	1,371,962
Praxair Inc., Senior Notes	0.750%	2/21/16	3,000,000	3,011,250
Total Chemicals				4,403,762

See Notes to Financial Statements.

Western Asset Short-Term Bond Fund 2014 Semi-Annual Report	11

Schedule of investments (unaudited) (cont’d)

June 30, 2014

Western Asset Short-Term Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Metals & Mining — 1.9%
Anglo American Capital PLC, Senior Notes	1.176%	4/15/16	$1,090,000	$1,093,944	(a)(b)
BHP Billiton Finance USA Ltd., Senior Notes	5.400%	3/29/17	2,340,000	2,612,280
Freeport-McMoRan Copper & Gold Inc., Senior Notes	2.150%	3/1/17	720,000	735,351
Freeport-McMoRan Copper & Gold Inc., Senior Notes	2.375%	3/15/18	150,000	152,371
Freeport-McMoRan Copper & Gold Inc., Senior Notes	3.100%	3/15/20	140,000	141,568
Rio Tinto Finance USA Ltd., Senior Notes	1.125%	3/20/15	410,000	412,208
Rio Tinto Finance USA Ltd., Senior Notes	2.500%	5/20/16	1,240,000	1,280,513
Rio Tinto Finance USA Ltd., Senior Notes	2.250%	9/20/16	1,100,000	1,134,737
Vale Overseas Ltd., Notes	6.250%	1/23/17	1,030,000	1,153,950
Vale Overseas Ltd., Senior Notes	5.625%	9/15/19	1,310,000	1,479,912
Vale Overseas Ltd., Senior Notes	4.625%	9/15/20	760,000	819,827
Total Metals & Mining				11,016,661
Total Materials				15,420,423
Telecommunication Services — 2.6%
Diversified Telecommunication Services — 2.3%
AT&T Inc., Senior Notes	0.800%	12/1/15	2,780,000	2,788,226
AT&T Inc., Senior Notes	0.900%	2/12/16	1,260,000	1,263,838
British Telecommunications PLC, Senior Notes	2.000%	6/22/15	1,340,000	1,359,348
British Telecommunications PLC, Senior Notes	1.625%	6/28/16	1,660,000	1,683,688
Telefonica Emisiones SAU, Senior Notes	3.192%	4/27/18	1,890,000	1,976,969
Verizon Communications Inc., Senior Notes	0.631%	6/9/17	3,550,000	3,556,681	(b)
Verizon Communications Inc., Senior Notes	1.981%	9/14/18	1,320,000	1,394,080	(b)
Total Diversified Telecommunication Services				14,022,830
Wireless Telecommunication Services — 0.3%
America Movil SAB de CV, Notes	2.375%	9/8/16	1,520,000	1,564,809
Total Telecommunication Services				15,587,639
Utilities — 1.9%
Electric Utilities — 1.3%
Duke Energy Corp., Senior Notes	0.610%	4/3/17	1,400,000	1,405,160	(b)
Duke Energy Corp., Senior Notes	2.100%	6/15/18	4,070,000	4,118,754
Duke Energy Indiana Inc., Secured Bonds	0.578%	7/11/16	1,460,000	1,466,039	(b)
Southern California Edison Co., Senior Secured Bonds	1.125%	5/1/17	650,000	651,415
Total Electric Utilities				7,641,368
Multi-Utilities — 0.6%
Dominion Resources Inc., Senior Notes	1.250%	3/15/17	2,900,000	2,913,340
Dominion Resources Inc., Senior Notes	8.875%	1/15/19	10,000	12,849
PG&E Corp., Senior Notes	2.400%	3/1/19	1,080,000	1,090,940
Total Multi-Utilities				4,017,129
Total Utilities				11,658,497
Total Corporate Bonds & Notes (Cost — $307,652,461)				309,057,182

See Notes to Financial Statements.

12	Western Asset Short-Term Bond Fund 2014 Semi-Annual Report

Western Asset Short-Term Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Asset-Backed Securities — 17.8%
Academic Loan Funding Trust, 2012-1A A1	0.952%	12/27/22	$1,055,261	$1,063,988	(a)(b)
Access Group Inc., 2005-1 A2	0.340%	3/23/20	368,565	368,361	(b)
Access Group Inc., 2005-B A2	0.459%	7/25/22	811,208	805,942	(b)
AESOP Funding II LLC, 2011-2A A	2.370%	11/20/14	1,500,000	1,506,074	(a)
American Express Credit Account Master Trust, 2012-3 A	0.302%	3/15/18	4,720,000	4,723,535	(b)
Amresco Residential Securities Mortgage Loan Trust, 1997-3 M1A	0.707%	9/25/27	43,776	42,079	(b)
ARI Fleet Lease Trust, 2012-A A	0.702%	3/15/20	612,108	612,811	(a)(b)
Arrowpoint CLO Ltd., 2014-2A A1L	1.734%	3/12/26	1,000,000	1,000,981	(a)(b)
Asset-Backed Funding Certificates, 2002-WF2 A2	1.277%	5/25/32	180,471	176,057	(b)
Asset-Backed Funding Certificates, 2004-OPT2 M1	0.977%	8/25/33	368,760	357,474	(b)
Asset-Backed Securities Corp. Home Equity, 2003-HE7 M1	1.126%	12/15/33	114,263	108,592	(b)
Atrium CDO Corp., 5A A1	0.479%	7/20/20	1,647,402	1,636,419	(a)(b)
Avis Budget Rental Car Funding AESOP II LLC, 2012-1A A	2.054%	8/20/16	2,900,000	2,938,093	(a)
Bayview Financial Acquisition Trust, 2004-C A1	0.780%	5/28/44	10,013	10,004	(b)
Bear Stearns Asset-Backed Securities Trust, 2004-1 A2	0.672%	6/25/34	275,327	275,577	(b)
BMW Floorplan Master Owner Trust, 2012-1A A	0.552%	9/15/17	1,870,000	1,876,343	(a)(b)
Brazos Higher Education Authority Inc., 2005-2 A10	0.353%	12/26/19	2,309,467	2,301,020	(b)
Capital Auto Receivables Asset Trust, 2014-1 A2	0.960%	4/20/17	2,940,000	2,951,989
Castle Garden Funding, 2005-1A A2	0.487%	10/27/20	737,748	735,011	(a)(b)
CenterPoint Energy Transition Bond Co. LLC, 2012-1 A1	0.901%	4/15/18	1,453,705	1,456,630
Chase Issuance Trust, 2012-A6 A	0.282%	8/15/17	6,780,000	6,781,309	(b)
Citibank Credit Card Issuance Trust, 2013-A1 A1	0.254%	4/24/17	4,650,000	4,649,114	(b)
Citibank Credit Card Issuance Trust, 2014-A3 A3	0.351%	5/9/18	3,440,000	3,443,339	(b)
Countrywide Asset-Backed Certificates, 2002-S3 M1	4.800%	5/25/32	46,426	47,052	(b)
Countrywide Asset-Backed Certificates, 2007-QH1 A1	0.352%	2/25/37	188,494	122,460	(a)(b)
Countrywide Home Equity Loan Trust, 2004-0 2A	0.432%	2/15/34	186,935	162,195	(b)
Countrywide Home Equity Loan Trust, 2006-HW 2A1B	0.305%	11/15/36	149,151	127,674	(b)
Discover Card Execution Note Trust, 2013-A6 A6	0.602%	4/15/21	3,720,000	3,740,771	(b)
Educational Funding of the South Inc., 2011-1 A2	0.879%	4/25/35	2,000,000	2,006,592	(b)
EFS Volunteer No. 3 LLC, 2012-1 A1	0.750%	10/25/21	694,419	696,240	(a)(b)
Flatiron CLO Ltd., 2013-1A A1	1.690%	1/17/26	250,000	249,775	(a)(b)(g)
Ford Credit Auto Owner Trust, 2014-A A3	0.790%	5/15/18	1,980,000	1,985,146
Ford Credit Auto Owner Trust, 2014-B A3	0.900%	10/15/18	5,200,000	5,202,929
Ford Credit Floorplan Master Owner Trust, 2013-3 A1	0.790%	6/15/17	1,880,000	1,886,089
Ford Credit Floorplan Master Owner Trust, 2013-3 A2	0.452%	6/15/17	780,000	780,568	(b)
Gannett Peak CLO Ltd., 2006-1A A1A	0.478%	10/27/20	240,011	239,700	(a)(b)
Golden Credit Card Trust, 2014-2A A	0.602%	3/15/21	3,400,000	3,401,556	(a)(b)

See Notes to Financial Statements.

Western Asset Short-Term Bond Fund 2014 Semi-Annual Report	13

Schedule of investments (unaudited) (cont’d)

June 30, 2014

Western Asset Short-Term Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Asset-Backed Securities — continued
GSAMP Trust, 2006-SEA1 A	0.450%	5/25/36	$174,361	$172,779	(a)(b)
Hertz Vehicle Financing LLC, 2013-1A A1	1.120%	8/25/17	2,520,000	2,525,109	(a)
Honda Auto Receivables Owner Trust, 2012-4 A4	0.660%	12/18/18	3,400,000	3,407,089
Honda Auto Receivables Owner Trust, 2013-2 A3	0.530%	2/16/17	100,000	100,135
Indymac Residential Asset-Backed Trust, 2005-D AI2	0.472%	3/25/36	1,822,230	1,465,382	(b)
Jamestown CLO Ltd., 2014-4A A1C	1.664%	7/15/26	250,000	249,000	(a)(b)
LCM Limited Partnership, 16A A	1.758%	7/15/26	500,000	499,700	(a)(b)
MASTR Specialized Loan Trust, 2006-3 A	0.412%	6/25/46	267,282	220,387	(a)(b)
NCUA Guaranteed Notes, 2010-A1 A	0.501%	12/7/20	2,425,470	2,428,041	(b)
Nelnet Student Loan Trust, 2005-4 A2	0.340%	12/22/23	376,895	376,551	(b)
NewMark Capital Funding, 2014-2A A1	1.690%	6/30/26	750,000	744,375	(a)(b)
Nissan Auto Receivables Owner Trust, 2013-A A3	0.500%	5/15/17	3,900,000	3,903,619
Nissan Master Owner Trust Receivables, 2012-A A	0.622%	5/15/17	2,140,000	2,145,670	(b)
Northstar Education Finance Inc., 2005-1 A1	0.328%	10/28/26	337,966	338,125	(b)
Ocean Trails CLO I, 2006-1A A1	0.477%	10/12/20	1,089,709	1,084,633	(a)(b)
Ocean Trails CLO IV, 2013-4A X	1.224%	8/13/25	630,000	630,226	(a)(b)
PE Environmental Funding LLC, 2007-A A1	4.982%	7/15/14	69,790	69,914
Residential Asset Mortgage Products Inc., 2003-RS7 MII1	1.275%	8/25/33	179,756	160,010	(b)
Residential Asset Mortgage Products Inc., 2004-SL3 A4	8.500%	12/25/31	16,323	15,499
Residential Asset Securities Corp., 2003-KS10 AI6	4.540%	12/25/33	288,883	299,066	(b)
Saratoga Investment Corp. CLO Ltd., 2013-1A A1	1.528%	10/20/23	1,250,000	1,244,925	(a)(b)
Saratoga Investment Corp. CLO Ltd., 2013-1A X	1.278%	10/20/23	233,333	233,375	(a)(b)
Saxon Asset Securities Trust, 2003-3 M1	1.125%	12/25/33	54,906	51,961	(b)
SLM Student Loan Trust, 2003-04 A5A	0.981%	3/15/33	82,954	83,074	(a)(b)
SLM Student Loan Trust, 2003-11 A6	0.981%	12/15/25	710,000	710,091	(a)(b)
SLM Student Loan Trust, 2004-6 B	0.609%	4/25/25	2,330,000	2,219,041	(b)
SLM Student Loan Trust, 2005-10 A4	0.339%	10/25/19	459,272	458,681	(b)
SLM Student Loan Trust, 2006-4 A4	0.309%	4/25/23	2,065	2,065	(b)
SLM Student Loan Trust, 2006-5 A5	0.339%	1/25/27	1,800,000	1,781,915	(b)
SLM Student Loan Trust, 2006-6 A2	0.309%	10/25/22	165,066	164,773	(b)
SLM Student Loan Trust, 2007-2 A2	0.229%	7/25/17	210,768	210,333	(b)
SLM Student Loan Trust, 2007-4 A3	0.289%	1/25/22	125,154	125,097	(b)
SLM Student Loan Trust, 2008-1 A2	0.579%	10/25/16	567,133	567,236	(b)
SLM Student Loan Trust, 2008-7 A4	1.129%	7/25/23	2,708,000	2,761,088	(b)
SLM Student Loan Trust, 2011-B A1	1.002%	12/16/24	91,836	92,314	(a)(b)
SLM Student Loan Trust, 2012-06 A1	0.312%	2/27/17	18,355	18,354	(b)
SLM Student Loan Trust, 2012-06 A2	0.432%	9/25/19	4,500,000	4,502,536	(b)
SLM Student Loan Trust, 2012-A A1	1.552%	8/15/25	1,375,825	1,394,540	(a)(b)

See Notes to Financial Statements.

14	Western Asset Short-Term Bond Fund 2014 Semi-Annual Report

Western Asset Short-Term Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Asset-Backed Securities — continued
SLM Student Loan Trust, 2012-B A1	1.252%	12/15/21	$763,700	$766,876	(a)(b)
SLM Student Loan Trust, 2013-1 A1	0.302%	2/27/17	728,819	728,600	(b)
SLM Student Loan Trust, 2013-A A1	0.752%	8/15/22	902,780	904,768	(a)(b)
Specialty Underwriting & Residential Finance, 2003-BC4 M1	1.052%	11/25/34	439,057	409,359	(b)
Structured Asset Securities Corp., 2003-AL1 A	3.357%	4/25/31	197,583	194,747	(a)
Structured Asset Securities Corp., 2004-SC1	8.455%	12/25/29	41,341	40,222	(a)(b)
Structured Asset Securities Corp., 2007-BC3 1A2	0.292%	5/25/47	800,000	716,877	(b)
U.S. Small Business Administration, 2004-2	3.080%	9/25/18	455,775	477,281	(b)
UCFC Home Equity Loan, 1998-D MF1	6.905%	4/15/30	23,791	24,594
Venture CDO Ltd., 2013-13A AX	1.430%	6/10/25	2,750,000	2,736,378	(a)(b)
Venture CDO Ltd., 2014-16A A1L	1.868%	4/15/26	1,900,000	1,890,383	(a)(b)
Total Asset-Backed Securities (Cost — $106,311,446)				106,816,283
Collateralized Mortgage Obligations — 17.9%
American Home Mortgage Investment Trust, 2005-4 1A1	0.442%	11/25/45	770,849	700,746	(b)
American Home Mortgage Investment Trust, 2005-SD1 1A1	0.602%	9/25/35	1,227,724	816,407	(a)(b)
Banc of America Funding Corp., 2004-B 3A2	2.840%	12/20/34	210,179	125,176	(b)
Banc of America Funding Corp., 2005-E 4A1	2.682%	3/20/35	231,685	233,210	(b)
Banc of America Funding Corp., 2006-D 1A1	0.323%	5/20/36	613,653	598,600	(b)
Banc of America Mortgage Securities Inc., 2002-J B1	3.568%	9/25/32	133,718	128,339	(b)
Banc of America Mortgage Securities Inc., 2003-C B1	2.848%	4/25/33	378,938	295,606	(b)
Banc of America Mortgage Securities Inc., 2003-D	2.622%	5/25/33	37,390	37,718	(b)
Bear Stearns Alt-A Trust, 2004-9 3A1	2.491%	9/25/34	307,256	308,778	(b)
Bear Stearns Alt-A Trust, 2007-1 1A1	0.472%	1/25/47	648,767	400,186	(b)
Bear Stearns ARM Trust, 2004-10 15A1	2.625%	1/25/35	145,140	148,649	(b)
Bear Stearns ARM Trust, 2006-04 1A1	2.628%	10/25/36	246,554	214,878	(b)
Chase Mortgage Finance Corp., 2007-A1 2A3	2.498%	2/25/37	182,245	183,122	(b)
Chevy Chase Mortgage Funding Corp., 2004-3A A2	0.452%	8/25/35	10,123	9,337	(a)(b)
Chevy Chase Mortgage Funding Corp., 2004-4A A2	0.442%	10/25/35	32,999	30,985	(a)(b)
Chevy Chase Mortgage Funding Corp., 2005-1A A2	0.352%	1/25/36	17,490	16,053	(a)(b)
Chevy Chase Mortgage Funding Corp., 2005-3A A2	0.382%	7/25/36	79,364	69,110	(a)(b)
Citigroup Mortgage Loan Trust Inc., 2005-HE2 A	0.552%	5/25/35	33,157	33,011	(a)(b)
Citigroup Mortgage Loan Trust Inc., 2007-AR4 2A1A	2.749%	3/25/37	713,335	539,984	(b)
Colony Mortgage Capital Ltd., 2014-FL1 C	2.790%	4/8/31	1,200,000	1,202,209	(a)(b)
Commercial Mortgage Trust, 2014-BBG A	0.952%	3/15/29	1,170,000	1,172,762	(a)(b)
Commercial Mortgage Trust, 2014-SAVA A	1.300%	6/15/34	3,000,000	3,000,000	(g)
Countrywide Alternative Loan Trust, 2004-28CB 2A7	5.750%	1/25/35	2,390,097	2,441,667
Countrywide Alternative Loan Trust, 2004-33 1A1	2.738%	12/25/34	60,809	59,971	(b)
Countrywide Alternative Loan Trust, 2004-33 2A1	2.736%	12/25/34	68,130	68,782	(b)

See Notes to Financial Statements.

Western Asset Short-Term Bond Fund 2014 Semi-Annual Report	15

Schedule of investments (unaudited) (cont’d)

June 30, 2014

Western Asset Short-Term Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations — continued
Countrywide Alternative Loan Trust, 2005-51 2A1	0.455%	11/20/35	$158,975	$133,712	(b)
Countrywide Alternative Loan Trust, 2005-56 4A1	0.462%	11/25/35	478,386	411,815	(b)
Countrywide Alternative Loan Trust, 2005-62 1A1	0.452%	12/25/35	3,439,182	2,910,587	(b)
Countrywide Alternative Loan Trust, 2007-23CB A7	0.552%	9/25/37	3,761,194	2,553,621	(b)
Countrywide Home Loans, 2003-HYB1 1A1	2.706%	5/19/33	102,701	101,620	(b)
Countrywide Home Loans, 2003-HYB3 6A1	2.741%	11/19/33	50,869	50,321	(b)
Countrywide Home Loans, 2005-R2 1AF2	0.492%	6/25/35	105,830	74,674	(a)(b)
Countrywide Home Loans, 2005-R3 AF	0.552%	9/25/35	212,443	192,696	(a)(b)
Countrywide Home Loans, 2006-R2 AF1	0.572%	7/25/36	80,058	70,390	(a)(b)
Countrywide Home Loans Mortgage Pass-Through Trust, 2004-23 A	2.383%	11/25/34	535,227	455,596	(b)
Credit Suisse First Boston Mortgage Securities Corp., 2004-AR5 7A2	2.404%	6/25/34	437,141	434,214	(b)
DBRR Trust, 2012-EZ1 A	0.946%	9/25/45	82,724	82,796	(a)
Del Coronado Trust, 2013-HDC A	0.952%	3/15/26	2,400,000	2,402,882	(a)(b)
Downey Savings and Loan Association Mortgage Loan Trust, 2005-AR1 2A1A	0.405%	3/19/45	275,244	253,749	(b)
FDIC Structured Sale Guaranteed Notes, 2010-S1 1A	0.701%	2/25/48	221,366	221,493	(a)(b)
FDIC Structured Sale Guaranteed Notes, 2010-S2	0.851%	12/29/45	2,089,371	2,095,225	(a)(b)
Federal Home Loan Mortgage Corp. (FHLMC), 2525 AM	4.500%	4/15/32	304,579	335,183
Federal Home Loan Mortgage Corp. (FHLMC), 3877 FA, PAC-1	0.502%	11/15/40	1,670,867	1,671,495	(b)
Federal Home Loan Mortgage Corp. (FHLMC), 4281 BA	1.250%	11/15/33	4,665,293	4,685,043
Federal Home Loan Mortgage Corp. (FHLMC), Structured Pass-Through Securities, T-51 1A	6.500%	9/25/43	196,929	225,594	(b)
First Horizon Mortgage Pass-Through Trust, 2004-AR7 1A1	2.625%	2/25/35	856,132	862,982	(b)
Government National Mortgage Association (GNMA), 1996-17 S, IO	8.398%	8/16/26	309,925	58,170	(b)
Government National Mortgage Association (GNMA), 2010-H02 FA	0.831%	2/20/60	333,218	336,343	(b)
Government National Mortgage Association (GNMA), 2010-H03 FA	0.701%	3/20/60	2,004,173	2,008,273	(b)
Government National Mortgage Association (GNMA), 2010-H10 FB	1.151%	5/20/60	1,586,870	1,619,484	(b)
Government National Mortgage Association (GNMA), 2010-H20 AF	0.482%	10/20/60	3,841,494	3,814,410	(b)
Government National Mortgage Association (GNMA), 2010-H26 LF	0.502%	8/20/58	4,513,466	4,503,130	(b)
Government National Mortgage Association (GNMA), 2011-H01 AF	0.602%	11/20/60	3,984,635	3,976,849	(b)
Government National Mortgage Association (GNMA), 2011-H05 FB	0.652%	12/20/60	262,945	263,003	(b)
Government National Mortgage Association (GNMA), 2011-H06 FA	0.602%	2/20/61	170,323	169,994	(b)

See Notes to Financial Statements.

16	Western Asset Short-Term Bond Fund 2014 Semi-Annual Report

Western Asset Short-Term Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations — continued
Government National Mortgage Association (GNMA), 2011-H07 FA	0.652%	2/20/61	$1,311,266	$1,311,332	(b)
Government National Mortgage Association (GNMA), 2011-H19 FA	0.622%	8/20/61	2,362,339	2,359,757	(b)
Government National Mortgage Association (GNMA), 2012-H21 FA	0.652%	7/20/62	14,763,851	14,768,597	(b)
Government National Mortgage Association (GNMA), 2012-H23 WA	0.672%	10/20/62	738,966	739,776	(b)
Government National Mortgage Association (GNMA), 2013-H02 FD	0.492%	12/20/62	9,855,290	9,786,988	(b)
Government National Mortgage Association (GNMA), 2013-H08 BF	0.552%	3/20/63	2,733,268	2,719,631	(b)
Government National Mortgage Association (GNMA), 2013-H14 FC	0.622%	6/20/63	191,227	191,000	(b)
Government National Mortgage Association (GNMA), 2013-H14 FD	0.622%	6/20/63	384,314	383,852	(b)
Government National Mortgage Association (GNMA), 2013-H14 FG	0.622%	5/20/63	366,061	365,644	(b)
GSMPS Mortgage Loan Trust, 2004-4 2A1	3.292%	6/25/34	1,280,975	1,172,397	(a)(b)
GSMPS Mortgage Loan Trust, 2005-RP3 1AF	0.502%	9/25/35	1,445,060	1,248,550	(a)(b)
HarborView Mortgage Loan Trust, 2004-08 3A2	0.955%	11/19/34	170,792	131,600	(b)
Homebanc Mortgage Trust, 2004-2 A1	0.892%	12/25/34	433,903	416,482	(b)
IMPAC CMB Trust, 2004-5 1A1	0.872%	10/25/34	269,431	263,609	(b)
IMPAC CMB Trust, 2007-A A	0.402%	5/25/37	112,163	110,556	(b)
Indymac Index Mortgage Loan Trust, 2004-AR14 2A1A	0.872%	1/25/35	299,643	235,039	(b)
JPMorgan Alternative Loan Trust, 2006-A4 A7	3.783%	9/25/36	920,492	603,261	(b)
JPMorgan Mortgage Trust, 2004-A1 1A1	1.990%	2/25/34	74,311	74,685	(b)
JPMorgan Mortgage Trust, 2006-A2 5A1	2.547%	11/25/33	177,252	178,950	(b)
Luminent Mortgage Trust, 2006-7 2A2, IO	0.372%	12/25/36	238,201	45,220	(b)
MASTR, Asset Securitization Trust, 2003-4 6A2	4.375%	5/25/33	190,707	193,378
MASTR ARM Trust, 2003-6 1A2	2.450%	12/25/33	134,251	134,803	(b)
MASTR Reperforming Loan Trust, 2005-1 1A3	7.000%	8/25/34	45,139	46,635	(a)
Merrill Lynch Mortgage Investors Inc., 2003-A2 2M1	2.120%	3/25/33	518,291	449,607	(b)
Merrill Lynch Mortgage Investors Inc., 2003-A6 1A	2.575%	9/25/33	72,273	73,873	(b)
Merrill Lynch Mortgage Investors Inc., 2003-H A3	1.938%	1/25/29	5,346	5,296	(b)
Merrill Lynch Mortgage Investors Trust, 2004-A1 2A1	2.381%	2/25/34	90,842	92,002	(b)
Morgan Stanley Capital I, 2011-C1 A1	2.602%	9/15/47	96,470	97,722	(a)
Mortgage IT Trust, 2005-2 1A1	0.412%	5/25/35	152,401	147,111	(b)
Mortgage IT Trust, 2005-3 A1	0.452%	8/25/35	286,637	274,361	(b)
NCUA Guaranteed Notes, 2011-R1 1A	0.602%	1/8/20	1,026,762	1,032,092	(b)

See Notes to Financial Statements.

Western Asset Short-Term Bond Fund 2014 Semi-Annual Report	17

Schedule of investments (unaudited) (cont’d)

June 30, 2014

Western Asset Short-Term Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations — continued
Nomura Asset Acceptance Corp., 2004-AR4 1A1	2.658%	12/25/34	$771,239	$779,934	(b)
Prime Mortgage Trust, 2005-2 2A1	6.806%	10/25/32	309,138	335,399	(b)
Residential Asset Mortgage Products Inc., 2004-SL1	7.000%	11/25/31	4,848	4,851
Residential Asset Mortgage Products Inc., 2004-SL2 A4	8.500%	10/25/31	26,703	30,334
Residential Asset Mortgage Products Inc., 2004-SL4 A5	7.500%	7/25/32	21,405	20,500
Sequoia Mortgage Trust, 2003-2 A2	1.000%	6/20/33	135,140	133,196	(b)
Sequoia Mortgage Trust, 2004-6 A1	1.899%	7/20/34	65,462	66,959	(b)
Structured Agency Credit Risk Debt Notes, 2014-DN1 M2	2.352%	2/25/24	1,460,000	1,510,359	(b)
Structured Agency Credit Risk Debt Notes, 2014-DN2 M2	1.802%	4/25/24	1,400,000	1,410,681	(b)
Structured ARM Loan Trust, 2004-07 A1	0.557%	6/25/34	311,589	290,130	(b)
Structured ARM Loan Trust, 2004-09XS A	0.522%	7/25/34	236,343	226,327	(b)
Structured ARM Loan Trust, 2005-04 1A1	2.444%	3/25/35	568,162	521,590	(b)
Structured ARM Loan Trust, 2005-12 3A1	2.386%	6/25/35	199,813	188,841	(b)
Structured ARM Loan Trust, 2005-15 1A1	2.509%	7/25/35	541,791	440,047	(b)
Structured Asset Mortgage Investments Inc., 2006-AR2 A1	0.382%	2/25/36	407,133	330,700	(b)
Structured Asset Securities Corp., 2002-03 B2	6.500%	3/25/32	819,432	802,672
Structured Asset Securities Corp., 2002-08A 7A1	1.842%	5/25/32	105,273	105,049	(b)
Structured Asset Securities Corp., 2002-11A B2II	2.661%	6/25/32	139,960	114,458	(b)
Structured Asset Securities Corp., 2002-16A B2II, IO	2.455%	8/25/32	218,595	61,248	(b)
Structured Asset Securities Corp., 2003-22A 3A	2.486%	6/25/33	218,459	221,571	(b)
Structured Asset Securities Corp., 2004-2 4A1	2.517%	3/25/34	783,714	790,728	(b)
Structured Asset Securities Corp., 2004-5 1A	2.464%	5/25/34	77,633	78,335	(b)
Structured Asset Securities Corp., 2004-NP1 A	0.952%	9/25/33	9,571	9,462	(a)(b)
Structured Asset Securities Corp., 2005-RF3 2A	3.416%	6/25/35	780,914	703,573	(a)(b)
Wachovia Mortgage Loan Trust LLC, 2005-A 1A1	2.790%	8/20/35	60,619	53,108	(b)
WaMu Mortgage Pass-Through Certificates, 2003-AR8 A	2.414%	8/25/33	246,110	250,140	(b)
WaMu Mortgage Pass-Through Certificates, 2004-AR08 A1	0.572%	6/25/44	247,497	233,796	(b)
WaMu Mortgage Pass-Through Certificates, 2005-AR19	0.560%	12/25/45	263,058	246,764	(b)
WaMu Mortgage Pass-Through Certificates, 2007-OA6 1A	0.933%	7/25/47	3,022,842	2,648,747	(b)
Washington Mutual Inc., 2005-AR4 A5	2.375%	4/25/35	200,000	197,430	(b)
Washington Mutual Inc., 2005-AR8 2A1A	0.442%	7/25/45	368,115	350,522	(b)
Washington Mutual Inc. Mortgage Pass-Through Certificates, 2005-10 4CB3	0.752%	12/25/35	3,402,368	2,665,653	(b)

See Notes to Financial Statements.

18	Western Asset Short-Term Bond Fund 2014 Semi-Annual Report

Western Asset Short-Term Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations — continued
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-AR09 A1A	0.472%	7/25/45	$376,789	$359,515	(b)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-AR11 A1A	0.472%	8/25/45	347,950	333,501	(b)
Washington Mutual Inc., Mortgage Pass-Through Certificates, Whole Loan, 2003-AR5 A7	2.449%	6/25/33	252,670	257,321	(b)
Wells Fargo Mortgage Backed Securities Trust, 2004-AA A1	2.615%	12/25/34	477,453	489,907	(b)
Wells Fargo Mortgage Backed Securities Trust, 2004-I B2	2.619%	7/25/34	276,212	213,887	(b)
Total Collateralized Mortgage Obligations (Cost — $107,521,382)				106,941,671
Mortgage-Backed Securities — 5.6%
FHLMC — 0.6%
Federal Home Loan Mortgage Corp. (FHLMC)	9.000%	5/1/20-1/1/21	9,473	9,577
Federal Home Loan Mortgage Corp. (FHLMC)	8.500%	6/1/21	123	123
Federal Home Loan Mortgage Corp. (FHLMC)	8.000%	2/1/31	87,436	93,817
Federal Home Loan Mortgage Corp. (FHLMC)	7.000%	4/1/32	347,875	398,947
Federal Home Loan Mortgage Corp. (FHLMC)	1.996%	6/1/43	3,206,848	3,210,415	(b)
Total FHLMC				3,712,879
FNMA — 4.1%
Federal National Mortgage Association (FNMA)	11.000%	12/1/15	482	488
Federal National Mortgage Association (FNMA)	12.500%	1/1/18	10,382	10,457
Federal National Mortgage Association (FNMA)	5.500%	3/1/18-9/1/21	115,775	123,006
Federal National Mortgage Association (FNMA)	9.000%	11/1/21	10,277	10,403
Federal National Mortgage Association (FNMA)	2.500%	10/1/22-6/1/23	12,078,707	12,482,819
Federal National Mortgage Association (FNMA)	6.500%	4/1/24-4/1/31	8,433	9,528
Federal National Mortgage Association (FNMA)	7.000%	2/1/27-11/1/32	760,558	839,109
Federal National Mortgage Association (FNMA)	6.000%	11/1/27	59	66
Federal National Mortgage Association (FNMA)	2.310%	5/1/32	26,553	26,671	(b)
Federal National Mortgage Association (FNMA)	2.340%	8/1/32-12/1/32	193,244	195,960	(b)
Federal National Mortgage Association (FNMA)	1.813%	1/1/33	216,184	226,714	(b)
Federal National Mortgage Association (FNMA)	1.910%	4/1/33	478,100	508,451	(b)
Federal National Mortgage Association (FNMA)	1.925%	5/1/34	753,180	805,872	(b)
Federal National Mortgage Association (FNMA)	2.244%	12/1/34	31,031	33,122	(b)
Federal National Mortgage Association (FNMA)	2.256%	12/1/34	19,411	20,631	(b)
Federal National Mortgage Association (FNMA)	1.915%	1/1/35	95,286	100,858	(b)
Federal National Mortgage Association (FNMA)	1.960%	3/1/35	211,281	225,319	(b)
Federal National Mortgage Association (FNMA)	1.877%	5/1/35	491,205	521,890	(b)
Federal National Mortgage Association (FNMA)	6.282%	9/1/37	2,715,878	2,894,449	(b)
Federal National Mortgage Association (FNMA)	3.438%	12/1/39	4,916,051	5,269,574	(b)
Total FNMA				24,305,387

See Notes to Financial Statements.

Western Asset Short-Term Bond Fund 2014 Semi-Annual Report	19

Schedule of investments (unaudited) (cont’d)

June 30, 2014

Western Asset Short-Term Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
GNMA — 0.9%
Government National Mortgage Association (GNMA)	9.000%	9/15/22	$249	$250
Government National Mortgage Association (GNMA)	6.000%	11/15/28	19,021	21,389
Government National Mortgage Association (GNMA)	6.500%	8/15/34	1,199,821	1,388,763
Government National Mortgage Association (GNMA)	7.000%	3/15/36	196,966	230,644
Government National Mortgage Association (GNMA)	2.246%	8/20/60	1,393,291	1,503,052	(b)
Government National Mortgage Association (GNMA) II	1.570%	1/20/60	1,824,348	1,875,901	(b)
Government National Mortgage Association (GNMA) II	1.336%	7/20/60	177,549	182,391	(b)
Government National Mortgage Association (GNMA) II	1.390%	7/20/60	363,265	370,447	(b)
Total GNMA				5,572,837
Total Mortgage-Backed Securities (Cost — $33,187,301)				33,591,103
Municipal Bonds — 0.4%
Rhode Island — 0.4%
Rhode Island State Student Loan Authority Revenue, Taxable — Libor Floating Rate Notes, FFELP Loan Backed (Cost — $2,500,000)	0.854%	8/1/14	2,500,000	2,502,475	(b)
Sovereign Bonds — 2.4%
Brazil — 0.5%
Banco Nacional de Desenvolvimento Economico e Social, Senior Notes	3.375%	9/26/16	2,760,000	2,860,050	(a)
Japan — 0.6%
Japan Finance Corp., Senior Bonds	2.875%	2/2/15	3,600,000	3,656,905
Korea — 0.4%
Korea Land & Housing Corp., Senior Notes	1.875%	8/2/17	2,610,000	2,626,177	(a)
Mexico — 0.5%
United Mexican States, Senior Notes	5.950%	3/19/19	2,400,000	2,800,800
Russia — 0.4%
Russian Foreign Bond-Eurobond, Senior Notes	3.625%	4/29/15	2,100,000	2,142,000	(h)
Total Sovereign Bonds (Cost — $13,863,785)				14,085,932
U.S. Government & Agency Obligations — 0.2%
U.S. Government Agencies — 0.2%
Federal National Mortgage Association (FNMA), Notes	2.250%	3/15/16	460,000	474,297
Federal National Mortgage Association (FNMA), Notes	0.875%	10/26/17	750,000	744,740
Total U.S. Government & Agency Obligations (Cost — $1,220,809)				1,219,037
Total Investments before Short-Term Investments (Cost — $572,257,184)				574,213,683

See Notes to Financial Statements.

20	Western Asset Short-Term Bond Fund 2014 Semi-Annual Report

Western Asset Short-Term Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Short-Term Investments — 4.2%
Repurchase Agreements — 4.2%
Deutsche Bank Securities Inc. repurchase agreement dated 6/30/14; Proceeds at maturity — $25,100,042; (Fully collateralized by U.S. government obligations, 4.500% due 5/15/17; Market value — $25,602,011) (Cost — $25,100,000)	0.060%	7/1/14	$25,100,000	$25,100,000
Total Investments — 100.1% (Cost — $597,357,184#)				599,313,683
Liabilities in Excess of Other Assets — (0.1)%				(318,717)
Total Net Assets — 100.0%				$598,994,966

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(b)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(c)	Security has no maturity date. The date shown represents the next call date.

(d)	The coupon payment on these securities is currently in default as of June 30, 2014.

(e)	Value is less than $1.

(f)	Illiquid security.

(g)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

(h)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
ARM	— Adjustable Rate Mortgage
CDO	— Collateralized Debt Obligation
CLO	— Collateral Loan Obligation
FFELP	— Federal Family Education Loan Program
IO	— Interest Only
PAC	— Planned Amortization Class

Schedule of Written Options
Security	Expiration Date	Strike Rate	Notional Par	Value
Interest Rate Swaption with Barclays Capital Inc., Put (Premiums received — $79,776)	8/26/14	2.50%	19,108,000	$0	*

*	Value is less than $1.

See Notes to Financial Statements.

Western Asset Short-Term Bond Fund 2014 Semi-Annual Report	21

Statement of assets and liabilities (unaudited)

June 30, 2014

Assets:
Investments, at value (Cost — $597,357,184)	$599,313,683
Cash	1,804,898
Interest receivable	2,155,118
Principal paydown receivable	202,202
Deposits with brokers for open futures contracts	136,990
Receivable for Fund shares sold	81,478
Receivable from broker — variation margin on open futures contracts	11,000
Prepaid expenses	68,159
Total Assets	603,773,528

Liabilities:
Payable for securities purchased	3,000,000
Payable for Fund shares repurchased	1,295,051
Investment management fee payable	192,358
Distributions payable	69,009
Service and/or distribution fees payable	59,765
Trustees’ fees payable	2,496
OTC swaps, at value (premiums paid — $56)	1,234
Payable for open OTC swap contracts	61
Written options, at value (premiums received — $79,776)	0	*
Accrued expenses	158,588
Total Liabilities	4,778,562
Total Net Assets	$598,994,966

Net Assets:
Par value (Note 7)	$1,528
Paid-in capital in excess of par value	649,047,203
Overdistributed net investment income	(581,816)
Accumulated net realized loss on investments, futures contracts, written options and swap contracts	(51,460,009)
Net unrealized appreciation on investments, futures contracts, written options and swap contracts	1,988,060
Total Net Assets	$598,994,966

*	Value is less than $1.

See Notes to Financial Statements.

22	Western Asset Short-Term Bond Fund 2014 Semi-Annual Report

Shares Outstanding:
Class A	13,818,989
Class C	3,501,800
Class C1	22,817,561
Class R	2,566
Class I	18,016,660
Class IS	94,691,327

Net Asset Value:
Class A (and redemption price)	$3.92
Class C*	$3.92
Class C1 (and redemption price)	$3.92
Class R (and redemption price)	$3.91
Class I (and redemption price)	$3.92
Class IS (and redemption price)	$3.92
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 2.25%)	$ 4.01

*	Redemption price per share is NAV of Class C shares reduced by a 1.00% CDSC, if shares are redeemed within one year from purchase payment (See Note 2).

See Notes to Financial Statements.

Western Asset Short-Term Bond Fund 2014 Semi-Annual Report	23

Statement of operations (unaudited)

For the Six Months Ended June 30, 2014

Investment Income:
Interest	$4,863,943

Expenses:
Investment management fee (Note 2)	1,149,535
Service and/or distribution fees (Notes 2 and 5)	351,958
Transfer agent fees (Note 5)	100,523
Registration fees	44,227
Legal fees	31,489
Fund accounting fees	28,305
Audit and tax	24,058
Shareholder reports	18,516
Trustees’ fees	4,882
Insurance	3,991
Custody fees	1,629
Miscellaneous expenses	4,035
Total Expenses	1,763,148
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(19,937)
Net Expenses	1,743,211
Net Investment Income	3,120,732

Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Written Options and Swap Contracts (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions	100,017
Futures contracts	57,974
Written options	95,138
Swap contracts	(1,044)
Net Realized Gain	252,085
Change in Net Unrealized Appreciation (Depreciation) From:
Investments	2,792,417
Futures contracts	166,854
Written options	37,864
Swap contracts	158
Change in Net Unrealized Appreciation (Depreciation)	2,997,293
Net Gain on Investments, Futures Contracts, Written Options and Swap Contracts	3,249,378
Increase in Net Assets From Operations	$6,370,110

See Notes to Financial Statements.

24	Western Asset Short-Term Bond Fund 2014 Semi-Annual Report

Statements of changes in net assets

For the Six Months Ended June 30, 2014 (unaudited) and the Year Ended December 31, 2013	2014	2013

Operations:
Net investment income	$3,120,732	$5,717,324
Net realized gain	252,085	234,132
Change in net unrealized appreciation (depreciation)	2,997,293	(2,788,620)
Increase in Net Assets From Operations	6,370,110	3,162,836

Distributions to Shareholders From (Notes 1 and 6):
Net investment income	(3,630,555)	(7,028,571)
Decrease in Net Assets From Distributions to Shareholders	(3,630,555)	(7,028,571)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	84,673,961	168,620,167
Reinvestment of distributions	3,209,320	6,414,751
Cost of shares repurchased	(63,051,947)	(153,576,885)
Increase in Net Assets From Fund Share Transactions	24,831,334	21,458,033
Increase in Net Assets	27,570,889	17,592,298

Net Assets:
Beginning of period	571,424,077	553,831,779
End of period*	$598,994,966	$571,424,077
*Includes overdistributed net investment income of:	$(581,816)	$(71,993)

See Notes to Financial Statements.

Western Asset Short-Term Bond Fund 2014 Semi-Annual Report	25

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class A Shares[1]	2014[2]	2013	2012	2011	2010	2009

Net asset value, beginning of period	$3.90	$3.93	$3.84	$3.87	$3.69	$3.34

Income (loss) from operations:
Net investment income	0.02	0.03	0.05	0.06	0.09	0.09
Net realized and unrealized gain (loss)	0.02	(0.02)	0.10	(0.02)	0.19	0.36
Total income from operations	0.04	0.01	0.15	0.04	0.28	0.45

Less distributions from:
Net investment income	(0.02)	(0.04)	(0.06)	(0.07)	(0.10)	(0.10)
Total distributions	(0.02)	(0.04)	(0.06)	(0.07)	(0.10)	(0.10)

Net asset value, end of period	$3.92	$3.90	$3.93	$3.84	$3.87	$3.69
Total return[3]	1.05%	0.32%	3.87%	1.12%	7.75%	13.70%

Net assets, end of period (millions)	$54	$55	$61	$62	$62	$45

Ratios to average net assets:
Gross expenses	0.80%[4]	0.80%	0.84%	0.87%	0.88%	0.98%
Net expenses[5]	0.79 [4,6]	0.79 [6]	0.79 [6]	0.87	0.88	0.98
Net investment income	0.90 [4]	0.85	1.22	1.51	2.33	2.61

Portfolio turnover rate	26%	35%	73%[7]	89%[7]	80%[7]	94%[7]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2014 (unaudited).

[3]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 75%, 105%, 87% and 159% for the years ended December 31, 2012, 2011, 2010 and 2009, respectively.

See Notes to Financial Statements.

26	Western Asset Short-Term Bond Fund 2014 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class C Shares[1]	2014[2]		2013	2012[3]

Net asset value, beginning of period	$3.90		$3.93	$3.91

Income (loss) from operations:
Net investment income	0.00	[4]	0.00 [4]	0.01
Net realized and unrealized gain (loss)	0.03		(0.02)	0.03
Total income (loss) from operations	0.03		(0.02)	0.04

Less distributions from:
Net investment income	(0.01)		(0.01)	(0.02)
Total distributions	(0.01)		(0.01)	(0.02)

Net asset value, end of period	$3.92		$3.90	$3.93
Total return[5]	0.65%		(0.44)%	0.91%

Net assets, end of period (millions)	$14		$8	$3

Ratios to average net assets:
Gross expenses	1.60%[6]		1.65%	1.48%[6]
Net expenses[7,8,9]	1.60	[6]	1.56	1.32 [6]
Net investment income	0.18	[6]	0.06	0.58 [6]

Portfolio turnover rate	26%		35%	73%[10]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2014 (unaudited).

[3]	For the period August 1, 2012 (inception date) to December 31, 2012.

[4]	Amount represents less than $0.01 per share.

[5]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Annualized.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[9]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.60%. This expense limitation arrangement cannot be terminated prior to December 31, 2015 without the Board of Trustees’ consent.

[10]	Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 75% for the period ended December 31, 2012.

See Notes to Financial Statements.

Western Asset Short-Term Bond Fund 2014 Semi-Annual Report	27

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class C1 Shares[1,2]	2014[3]	2013	2012	2011	2010	2009

Net asset value, beginning of period	$3.90	$3.93	$3.84	$3.88	$3.70	$3.34

Income (loss) from operations:
Net investment income	0.01	0.02	0.04	0.05	0.08	0.08
Net realized and unrealized gain (loss)	0.03	(0.02)	0.10	(0.03)	0.19	0.37
Total income from operations	0.04	0.00 [4]	0.14	0.02	0.27	0.45

Less distributions from:
Net investment income	(0.02)	(0.03)	(0.05)	(0.06)	(0.09)	(0.09)
Total distributions	(0.02)	(0.03)	(0.05)	(0.06)	(0.09)	(0.09)

Net asset value, end of period	$3.92	$3.90	$3.93	$3.84	$3.88	$3.70
Total return[5]	0.92%	0.07%	3.62%	0.62%	7.44%	13.63%

Net assets, end of period (millions)	$89	$100	$149	$163	$172	$123

Ratios to average net assets:
Gross expenses	1.06%[6]	1.05%	1.08%	1.12%	1.08%	1.08%
Net expenses[7]	1.06 [6,8]	1.04 [8]	1.04	1.12	1.08 [9]	1.08 [9]
Net investment income	0.63 [6]	0.61	0.97	1.26	2.14	2.34

Portfolio turnover rate	26%	35%	73%[10]	89%[10]	80%[10]	94%[10]

[1]	On August 1, 2012, Class C shares were reclassified as Class C1 shares.

[2]	Per share amounts have been calculated using the average shares method.

[3]	For the six months ended June 30, 2014 (unaudited).

[4]	Amount represents less than $0.01 per share.

[5]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Annualized.

[7]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]

Effective at the close of business on July 10, 2009, management contractually agreed to waive fees and/or reimburse expenses (other than brokerage, taxes, interest and extraordinary expenses) to limit total net operating expenses to 1.10% for Class C1 shares until April 30, 2010.

[10]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 75%, 105%, 87% and 159% for the years ended December 31, 2012, 2011, 2010 and 2009, respectively.

See Notes to Financial Statements.

28	Western Asset Short-Term Bond Fund 2014 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class R Shares[1]	2014[2]

Net asset value, beginning of period	$3.91

Income (loss) from operations:
Net investment income	0.01
Net realized and unrealized gain	0.00 [3]
Total income from operations	0.01

Less distributions from:
Net investment income	(0.01)
Total distributions	(0.01)

Net asset value, end of period	$3.91
Total return[4]	0.33%

Net assets, end of period (000s)	$10

Ratios to average net assets:
Gross expenses[5]	1.19%
Net expenses[5,6,7,8]	1.09
Net investment income[5]	0.81

Portfolio turnover rate	26%[9]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the period January 31, 2014 (inception date) to June 30, 2014 (unaudited).

[3]	Amount represents less than $0.01 per share.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[8]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class R shares did not exceed 1.10%. This expense limitation arrangement cannot be terminated prior to December 31, 2015 without the Board of Trustees’ consent.

[9]	For the six months ended June 30, 2014 (unaudited).

See Notes to Financial Statements.

Western Asset Short-Term Bond Fund 2014 Semi-Annual Report	29

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class I Shares[1]	2014[2]	2013	2012	2011	2010	2009

Net asset value, beginning of period	$3.90	$3.93	$3.84	$3.87	$3.70	$3.34

Income (loss) from operations:
Net investment income	0.02	0.04	0.06	0.07	0.10	0.11
Net realized and unrealized gain (loss)	0.03	(0.02)	0.10	(0.01)	0.18	0.37
Total income from operations	0.05	0.02	0.16	0.06	0.28	0.48

Less distributions from:
Net investment income	(0.03)	(0.05)	(0.07)	(0.09)	(0.11)	(0.12)
Total distributions	(0.03)	(0.05)	(0.07)	(0.09)	(0.11)	(0.12)

Net asset value, end of period	$3.92	$3.90	$3.93	$3.84	$3.87	$3.70
Total return[3]	1.20%	0.63%	4.31%	1.49%	7.77%	14.55%

Net assets, end of period (millions)	$71	$64	$36	$299	$269	$238

Ratios to average net assets:
Gross expenses	0.50%[4]	0.51%	0.50%	0.51%	0.50%	0.51%
Net expenses[5,6]	0.49 [4,7]	0.49 [7]	0.48 [7]	0.51	0.50	0.51
Net investment income	1.20 [4]	1.14	1.53	1.86	2.73	3.07

Portfolio turnover rate	26%	35%	73%[8]	89%[8]	80%[8]	94%[8]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2014 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[6]

As a result of an expense limitation arrangement, effective October 8, 2012, the ratio of expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.55%. Prior to October 8, 2012, the expense limitation was 0.75%. This expense limitation arrangement cannot be terminated prior to December 31, 2015 without the Board of Trustees’ consent.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 75%, 105%, 87% and 159% for the years ended December 31, 2012, 2011, 2010 and 2009, respectively.

See Notes to Financial Statements.

30	Western Asset Short-Term Bond Fund 2014 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class IS Shares[1]	2014[2]	2013	2012[3]

Net asset value, beginning of period	$3.90	$3.93	$3.93

Income (loss) from operations:
Net investment income	0.02	0.05	0.01
Net realized and unrealized gain (loss)	0.03	(0.02)	0.01
Total income from operations	0.05	0.03	0.02

Less distributions from:
Net investment income	(0.03)	(0.06)	(0.02)
Total distributions	(0.03)	(0.06)	(0.02)

Net asset value, end of period	$3.92	$3.90	$3.93
Total return[4]	1.22%	0.66%	0.52%

Net assets, end of period (millions)	$371	$344	$305

Ratios to average net assets:
Gross expenses	0.46%[5]	0.47%	0.50%[5]
Net expenses[6,7,8]	0.45 [5]	0.45	0.29 [5]
Net investment income	1.24 [5]	1.19	1.60 [5]

Portfolio turnover rate	26%	35%	73%[9]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2014 (unaudited).

[3]	For the period October 5, 2012 (inception date) to December 31, 2012.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[8]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class IS shares did not exceed 0.45%. This expense limitation arrangement cannot be terminated prior to December 31, 2015 without the Board of Trustees’ consent.

[9]	Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 75% for the period ended December 31, 2012.

See Notes to Financial Statements.

Western Asset Short-Term Bond Fund 2014 Semi-Annual Report	31

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Western Asset Short-Term Bond Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations,

32	Western Asset Short-Term Bond Fund 2014 Semi-Annual Report

evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Western Asset Short-Term Bond Fund 2014 Semi-Annual Report	33

Notes to financial statements (unaudited) (cont’d)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)		Significant Unobservable Inputs (Level 3)		Total
Long-term investments†:
Corporate bonds & notes:
Financials	—	$148,953,544		$0	*	$148,953,544
Other corporate bonds & notes	—	160,103,638		—		160,103,638
Asset-backed securities	—	106,566,508		249,775		106,816,283
Collateralized mortgage obligations	—	106,941,671		—		106,941,671
Mortgage-backed securities	—	33,591,103		—		33,591,103
Municipal bonds	—	2,502,475		—		2,502,475
Sovereign bonds	—	14,085,932		—		14,085,932
U.S. government & agency obligations	—	1,219,037		—		1,219,037
Total long-term investments	—	$573,963,908		$249,775		$574,213,683
Short-term investments†	—	25,100,000		—		25,100,000
Total investments	—	$599,063,908		$249,775		$599,313,683

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)		Significant Unobservable Inputs (Level 3)		Total
Other financial instruments:
Written options	—	$0	*	—		$0	*
Futures contracts	$46,925	—		—		46,925
OTC credit default swaps on corporate issues — buy protection‡	—	1,234		—		1,234
Total	$46,925	$1,234		—		$48,159

†	See Schedule of Investments for additional detailed categorizations.

*	Value is less than $1.

‡	Values include any premiums paid or received with respect to swap contracts.

(b) Repurchase agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value

34	Western Asset Short-Term Bond Fund 2014 Semi-Annual Report

of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or cash equivalents with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. The daily changes in contract value are recorded as unrealized gains or losses in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(d) Written options. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the premium received is recorded as a realized gain. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Fund’s basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is recognized as a realized gain or loss. When a written put option is exercised, the amount of the premium received is subtracted from the cost of the security purchased by the Fund from the exercise of the written put option to form the Fund’s basis in the underlying security purchased. The writer or buyer of an option traded on an exchange can liquidate the position before the exercise of the option by entering into a closing transaction. The cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Fund.

The risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying

Western Asset Short-Term Bond Fund 2014 Semi-Annual Report	35

Notes to financial statements (unaudited) (cont’d)

security decreases and the option is exercised. The risk in writing an uncovered call option is that the Fund is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(e) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(f) Stripped securities. The Fund may invest in ‘‘Stripped Securities,’’ a term used collectively for components, or strips, of fixed income securities. Stripped securities can be principal only securities (“PO”), which are debt obligations that have been stripped of unmatured interest coupons, or interest only securities (“IO”), which are unmatured interest coupons that have been stripped from debt obligations. The market value of Stripped Securities will fluctuate in response to changes in economic conditions, rates of pre-payment, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation may increase with a longer period of maturity.

The yield to maturity on IO’s is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in IO’s.

36	Western Asset Short-Term Bond Fund 2014 Semi-Annual Report

(g) Swaptions. The Fund purchases and writes swaption contracts to manage exposure to an underlying instrument. The Fund may also purchase or write swaptions to manage exposure to fluctuations in interest rates or to enhance yield. Swaption contracts written by the Fund represent an option that gives the purchaser the right, but not the obligation, to enter into a previously agreed upon swap contract at a future date. Swaption contracts purchased by the Fund represent an option that gives the Fund the right, but not the obligation, to enter into a previously agreed upon swap contract at a future date.

When the Fund writes a swaption, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the swaption written. If the swaption expires, the Fund realizes a gain equal to the amount of the premium received.

When the Fund purchases a swaption, an amount equal to the premium paid by the Fund is recorded as an investment on the Statement of Assets and Liabilities, the value of which is marked-to-market daily to reflect the current market value of the swaption purchased. If the swaption expires, the Fund realizes a loss equal to the amount of the premium paid.

Swaptions are marked-to-market daily based upon quotations from market makers. Changes in the value of the swaption are reported as unrealized gains or losses in the Statement of Operations.

(h) Swap agreements. The Fund invests in swaps for the purpose of managing its exposure to interest rate, credit or market risk, or for other purposes. The use of swaps involves risks that are different from those associated with other portfolio transactions. Swap agreements are privately negotiated in the over-the-counter market (“OTC Swaps”) or may be executed on a registered exchange (“Centrally Cleared Swaps”). Unlike Centrally Cleared Swaps, the Fund has credit exposure to the counterparties of OTC Swaps.

Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of Centrally Cleared Swaps, if any, is recorded as a receivable or payable for variation margin on the Statement of Assets and Liabilities. Gains or losses are realized upon termination of the swap agreement. Collateral, in the form of restricted cash or securities, may be required to be held in segregated accounts with the Fund’s custodian in compliance with the terms of the swap contracts. Securities posted as collateral for swap contracts are identified in the Schedule of Investments and restricted cash, if any, is identified on the Statement of Assets and Liabilities. Risks may exceed amounts recorded in the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms, and the possible lack of liquidity with respect to the swap agreements.

OTC swap payments received or made at the beginning of the measurement period are reflected as a premium or deposit, respectively, on the Statement of Assets and Liabilities. These upfront payments are amortized over the life of the swap and are recognized as

Western Asset Short-Term Bond Fund 2014 Semi-Annual Report	37

Notes to financial statements (unaudited) (cont’d)

realized gain or loss in the Statement of Operations. Net periodic payments received or paid by the Fund are recognized as a realized gain or loss in the Statement of Operations.

The Fund’s maximum exposure in the event of a defined credit event on a credit default swap to sell protection is the notional amount. As of June 30, 2014, the Fund did not hold any credit default swaps to sell protection.

For average notional amounts of swaps held during the six months ended June 30, 2014, see Note 4.

Credit default swaps

The Fund enters into credit default swap (“CDS”) contracts for investment purposes, to manage its credit risk or to add leverage. CDS agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate or sovereign issuers, on a specified obligation, or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index. The Fund may use a CDS to provide protection against defaults of the issuers (i.e., to reduce risk where the Fund has exposure to an issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Fund generally receives an upfront payment or a stream of payments throughout the term of the swap provided that there is no credit event. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the maximum potential amount of future payments (undiscounted) that the Fund could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These amounts of potential payments will be partially offset by any recovery of values from the respective referenced obligations. As a seller of protection, the Fund effectively adds leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied spreads are the theoretical prices a lender receives for credit default protection. When spreads rise, market perceived credit risk rises and when spreads fall, market perceived credit risk falls. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. Credit spreads utilized in determining the period end market value of credit default swap agreements on corporate or sovereign issues are disclosed in the Notes to Financial Statements and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for credit derivatives. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values, particularly in relation to the

38	Western Asset Short-Term Bond Fund 2014 Semi-Annual Report

notional amount of the contract as well as the annual payment rate, serve as an indication of the current status of the payment/performance risk.

The Fund’s maximum risk of loss from counterparty risk, as the protection buyer, is the fair value of the contract (this risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty). As the protection seller, the Fund’s maximum risk is the notional amount of the contract. Credit default swaps are considered to have credit risk-related contingent features since they require payment by the protection seller to the protection buyer upon the occurrence of a defined credit event.

Entering into a CDS agreement involves, to varying degrees, elements of credit, market and documentation risk in excess of the related amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates.

Interest rate swaps

The Fund may enter into interest rate swap contracts to manage its exposure to interest rate risk. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional principal amount. The Fund may elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate, on a notional principal amount. Interest rate swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized gain or loss in the Statement of Operations. When a swap contract is terminated early, the Fund records a realized gain or loss equal to the difference between the original cost and the settlement amount of the closing transaction.

The risks of interest rate swaps include changes in market conditions that will affect the value of the contract or changes in the present value of the future cash flow streams and the possible inability of the counterparty to fulfill its obligations under the agreement. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that that amount is positive. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

(i) Credit and market risk. The Fund invests in high-yield instruments that are subject to certain credit and market risks. The yields of high-yield obligations reflect, among other things, perceived credit and market risks. The Fund’s investments in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading.

Investments in securities that are collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real

Western Asset Short-Term Bond Fund 2014 Semi-Annual Report	39

Notes to financial statements (unaudited) (cont’d)

estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

(j) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(k) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions, where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s investment manager attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the investment manager. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.

The Fund has entered into master agreements with certain of its derivative counterparties that provide for general obligations, representations, agreements, collateral, events of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or NAV over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.

40	Western Asset Short-Term Bond Fund 2014 Semi-Annual Report

Absent an event of default by the counterparty or a termination of the agreement, the terms of the master agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

As of June 30, 2014, the Fund held written options and OTC credit default swaps with credit related contingent features which had a liability position of $1,234. If a contingent feature in the master agreements would have been triggered, the Fund would have been required to pay this amount to its derivatives counterparties.

(l) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(m) Distributions to shareholders. Distributions from net investment income of the Fund are declared each business day to shareholders of record, and are paid monthly. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(n) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(o) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(p) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of June 30, 2014, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Western Asset Short-Term Bond Fund 2014 Semi-Annual Report	41

Notes to financial statements (unaudited) (cont’d)

Under the applicable foreign tax laws, a withholding tax may be imposed to interest, dividends and capital gains at various rates.

(q) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager. Western Asset Management Company (“Western Asset”) and Western Asset Management Company Limited (“Western Asset Limited”) are the Fund’s subadvisers. LMPFA, Western Asset and Western Asset Limited are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.40% of the Fund’s average daily net assets.

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund. Western Asset Limited provides certain advisory services to the Fund relating to currency transactions and investments in non-U.S. dollar denominated securities and related foreign currency investments. For its services, LMPFA pays Western Asset 70% of the net management fee it receives from the Fund. In turn, Western Asset pays Western Asset Limited a subadvisory fee of 0.30% on the assets managed by Western Asset Limited.

As a result of expense limitation arrangements between the Fund and LMPFA, the ratio of expenses other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C, Class R, Class I and Class IS shares did not exceed 1.60%, 1.10%, 0.55% and 0.45%, respectively. These expense limitation arrangements cannot be terminated prior to December 31, 2015 without the Board of Trustees’ consent.

During the six months ended June 30, 2014, fees waived and/or expenses reimbursed amounted to $19,937.

The investment manager is permitted to recapture amounts waived or reimbursed to the Fund during the same fiscal year if the Fund’s total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the investment manager recapture any amount that would result, on any particular business day of the Fund, in the Fund’s total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

Legg Mason Investor Services, LLC (“LMIS”), a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor.

There is a maximum initial sales charge of 2.25% for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 1.00% on Class C shares which applies if redemption occurs within 12 months from purchase payment. Class C1 shares (formerly Class C shares)

42	Western Asset Short-Term Bond Fund 2014 Semi-Annual Report

acquired from another Legg Mason Partners Fund subject to CDSC remain subject to the original Fund’s CDSC while held in the Fund. In certain cases, Class A shares have a 0.50% CDSC, which applies if redemption occurs within 18 months from purchase payment (or within 12 months for shares purchased prior to August 1, 2012). This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by LMIS, equal or exceed $500,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended June 30, 2014, LMIS and its affiliates retained sales charges of $1,094 on sales of the Fund’s Class A shares. In addition, for the six months ended June 30, 2014, CDSCs paid to LMIS and its affiliates were:

	Class A	Class C
CDSCs	$862	$1,470

The Fund had adopted an unfunded, non-qualified deferred compensation plan (the “Plan”) which allowed non-interested trustees (“Independent Trustees”) to defer the receipt of all or a portion of their fees earned until a later date specified by the Independent Trustees. The deferred balances are reported in the Statement of Assets and Liabilities under Trustees’ fees payable and are considered a general obligation of the Fund and any payments made pursuant to the Plan will be made from the Fund’s general assets. The Plan was terminated effective January 1, 2006. This change had no effect on fees previously deferred. As of June 30, 2014, the Fund had accrued $1,223 as deferred compensation payable.

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Investments

During the six months ended June 30, 2014, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

	Investments	U.S. Government & Agency Obligations
Purchases	$154,381,196	$625,636
Sales	110,509,668	38,099,217

At June 30, 2014, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$9,294,027
Gross unrealized depreciation	(7,337,528)
Net unrealized appreciation	$1,956,499

At June 30, 2014, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Depreciation
Contracts to Buy:
U.S. Treasury 2-Year Notes	352	9/14	$77,343,925	$77,297,000	$(46,925)

Western Asset Short-Term Bond Fund 2014 Semi-Annual Report	43

Notes to financial statements (unaudited) (cont’d)

During the six months ended June 30, 2014, written option transactions for the Fund were as follows:

	Number of Contracts/ Notional Amount	Premiums
Written options, outstanding as of December 31, 2013	19,108,200	$211,626
Options written	—	—
Options closed	(200)	(131,850)
Options exercised	—	—
Options expired	—	—
Written options, outstanding as of June 30, 2014	19,108,000	$79,776

At June 30, 2014, the Fund had the following open swap contracts:

OTC CREDIT DEFAULT SWAPS ON CORPORATE ISSUES — BUY PROTECTION[1]
Swap Counterparty (Reference Entity)	Notional Amount[2]	Termination Date	Implied Credit Spread At June 30, 2014[3]	Periodic Payments Made By The Fund†	Market Value	Upfront Premiums Paid	Unrealized Depreciation
Goldman Sachs Group Inc. (Assured Guaranty Municipal Corp., 0.480% due 11/15/14)	$40,000	3/20/15	0.75%	5.000% quarterly	$(1,234)	$56	$(1,290)

[1]

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or the underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

†	Percentage shown is an annual percentage rate.

4. Derivative instruments and hedging activities

GAAP requires enhanced disclosure about an entity’s derivative and hedging activities.

44	Western Asset Short-Term Bond Fund 2014 Semi-Annual Report

Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at June 30, 2014.

LIABILITY DERIVATIVES[1]
	Interest Rate Risk		Credit Risk	Total
Written options	$0	*	—	$0	*
Futures contracts[2]	46,925		—	46,925
OTC swap contracts[3]	—		$1,234	1,234
Total	$46,925		$1,234	$48,159

[1]

Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation (depreciation) and for liability derivatives is payables/net unrealized appreciation (depreciation).

[2]

Includes cumulative appreciation (depreciation) of futures contracts as reported in the footnotes. Only variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

[3]	Values include premiums paid (received) on swap contracts which are shown separately in the Statement of Assets and Liabilities.

*	Value represents less than $1.

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended June 30, 2014. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Credit Risk	Total
Written options	$95,138	—	$95,138
Futures contracts	57,974	—	57,974
Swap contracts	—	$(1,044)	(1,044)
Total	$153,112	$(1,044)	$152,068

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Credit Risk	Total
Written options	$37,864	—	$37,864
Futures contracts	166,854	—	166,854
Swap contracts	—	$158	158
Total	$204,718	$158	$204,876

During the six months ended June 30, 2014, the volume of derivative activity for the Fund was as follows:

Average Market Value
Written options	$72,499
Futures contracts (to buy)	87,639,420
Futures contracts (to sell)†	2,502,527

†	At June 30, 2014, there were no open positions held in this derivative.

Western Asset Short-Term Bond Fund 2014 Semi-Annual Report	45

Notes to financial statements (unaudited) (cont’d)

Average Notional Balance‡
Credit default swap contracts (to buy protection)	$40,000

‡	Amounts are denominated in U.S. dollars, unless otherwise noted.

The following table presents by financial instrument, the Fund’s derivative assets net of the related collateral received by the Fund at June 30, 2014:

	Gross Amount of Derivative Assets in the Statement of Assets and Liabilities[1]	Collateral Received	Net Amount
Futures contracts[2]	$11,000	—	$11,000

The following table presents by financial instrument, the Fund’s derivative liabilities net of the related collateral pledged by the Fund at June 30, 2014:

	Gross Amount of Derivative Liabilities in the Statement of Assets and Liabilities[1]		Collateral Pledged	Net Amount
Written options	$0	*	—	$0	*
OTC swap contracts	1,234		—	1,234
Total	$1,234		—	$1,234

[1]	Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

[2]	Amount represents the current day’s variation margin as reported in the Statement of Assets and Liabilities. It differs from the cumulative appreciation (depreciation) presented in the previous table.

*	Value represents less than $1.

5. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 distribution plan and under that plan the Fund pays a service fee with respect to its Class A, Class C, Class C1 and Class R shares calculated at the annual rate of 0.25% of the average daily net assets of each respective class. The Fund also pays a distribution fee with respect to its Class C, Class C1 and Class R shares calculated at the annual rate of 0.75%, 0.25% and 0.25% of the average daily net assets of each class, respectively. Service and distribution fees are accrued daily and paid monthly.

For the six months ended June 30, 2014, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class A	$66,702	$24,196
Class C	51,219	7,609
Class C1	234,016	50,487
Class R1	21	10
Class I	—	14,611
Class IS	—	3,610
Total	$351,958	$100,523

[1]	For the period January 31, 2014 (inception date) to June 30, 2014.

46	Western Asset Short-Term Bond Fund 2014 Semi-Annual Report

For the six months ended June 30, 2014, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	$1,343
Class C	241
Class C1	2,355
Class R1	4
Class I	1,708
Class IS	14,286
Total	$19,937

[1]	For the period January 31, 2014 (inception date) to June 30, 2014.

6. Distributions to shareholders by class

	Six Months Ended June 30, 2014	Year Ended December 31, 2013
Net Investment Income:
Class A	$287,382	$616,083
Class C	14,213	23,170
Class C1	378,521	1,015,333
Class R1	33	—
Class I	467,342	707,867
Class IS	2,483,064	4,666,118
Total	$3,630,555	$7,028,571

[1]	For the period January 31, 2014 (inception date) to June 30, 2014.

7. Shares of beneficial interest

At June 30, 2014, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	Six Months Ended June 30, 2014		Year Ended December 31, 2013
	Shares	Amount	Shares	Amount
Class A
Shares sold	1,754,817	$6,872,274	4,099,799	$16,056,867
Shares issued on reinvestment	69,602	272,608	151,660	593,252
Shares repurchased	(2,270,943)	(8,887,451)	(5,545,373)	(21,718,914)
Net decrease	(446,524)	$(1,742,569)	(1,293,914)	$(5,068,795)

Western Asset Short-Term Bond Fund 2014 Semi-Annual Report	47

Notes to financial statements (unaudited) (cont’d)

	Six Months Ended June 30, 2014		Year Ended December 31, 2013
	Shares	Amount	Shares	Amount
Class C
Shares sold	1,933,005	$7,562,505	4,019,784	$15,711,475
Shares issued on reinvestment	3,239	12,692	5,114	19,988
Shares repurchased	(525,220)	(2,056,319)	(2,732,929)	(10,684,232)
Net increase	1,411,024	$5,518,878	1,291,969	$5,047,231

Class C1
Shares sold	135,747	$532,507	829,037	$3,256,176
Shares issued on reinvestment	93,589	366,876	253,386	992,519
Shares repurchased	(3,013,143)	(11,801,872)	(13,279,780)	(51,991,423)
Net decrease	(2,783,807)	$(10,902,489)	(12,197,357)	$(47,742,728)

Class R1
Shares sold	2,558	$10,000	—	—
Shares issued on reinvestment	8	33	—	—
Shares repurchased	—	—	—	—
Net increase	2,566	$10,033	—	—

Class I
Shares sold	6,652,468	$26,043,217	13,949,761	$54,600,041
Shares issued on reinvestment	27,256	106,756	51,565	201,723
Shares repurchased	(5,068,863)	(19,849,840)	(6,863,038)	(26,862,580)
Net increase	1,610,861	$6,300,133	7,138,288	$27,939,184

Class IS
Shares sold	11,153,073	$43,653,458	20,161,694	$78,995,608
Shares issued on reinvestment	625,615	2,450,355	1,177,880	4,607,269
Shares repurchased	(5,224,902)	(20,456,465)	(10,822,810)	(42,319,736)
Net increase	6,553,786	$25,647,348	10,516,764	$41,283,141

[1]	For the period January 31, 2014 (inception date) to June 30, 2014.

8. Capital loss carryforward

As of December 31, 2013, the Fund had the following net capital loss carryforwards remaining:

Year of Expiration	Amount
12/31/2014	$(8,341,647)
12/31/2015	(4,917,261)
12/31/2016	(3,918,515)
12/31/2017	(7,435,333)
12/31/2018	(2,540,310)
$(27,153,066)

These amounts will be available to offset any future taxable capital gains.

48	Western Asset Short-Term Bond Fund 2014 Semi-Annual Report

Western Asset

Short-Term Bond Fund

Trustees

Elliott J. Berv

Jane F. Dasher

Mark T. Finn

Kenneth D. Fuller

President

Stephen R. Gross

Richard E. Hanson, Jr.

Diana R. Harrington

Chair

Susan M. Heilbron

Susan B. Kerley

Alan G. Merten

R. Richardson Pettit

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

Western Asset Management Company

Western Asset Management Company Limited

Distributor

Legg Mason Investor Services, LLC

Custodian

State Street Bank and Trust Company

Transfer agent*

Boston Financial Data Services Inc.

2000 Crown Colony Drive

Quincy, MA 02169

Independent registered public accounting firm

KPMG LLP

345 Park Avenue

New York, NY 10154

*	Effective on or about September 8, 2014, BNY Mellon Investment Servicing (US) Inc. will serve as the Fund’s transfer agent.

Western Asset Short-Term Bond Fund

The Fund is a separate investment series of Legg Mason Partners Income Trust, a Maryland statutory trust.

Western Asset Short-Term Bond Fund

Legg Mason Funds

620 Eighth Avenue, 49th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q, shareholders can call the Fund at 1-877-721-1926.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund 1-887-721-1926, (2) on the Fund’s website at www.leggmason.com/individualinvestors and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Western Asset Short-Term Bond Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com/individualinvestors

© 2014 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds and certain closed-end funds managed or sub-advised by Legg Mason or its affiliates. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform marketing services solely for the Funds;

•	The Funds’ representatives such as legal counsel, accountants and auditors; and

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, or if you have questions about the Funds’ privacy practices, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Fund at 1-877-721-1926.

Revised April 2011

NOT PART OF THE SEMI-ANNUAL REPORT

www.leggmason.com/individualinvestors

© 2014 Legg Mason Investor Services, LLC Member FINRA, SIPC

FD0632 8/14 SR14-2272

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF INCOME SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting

ITEM 12.	EXHIBITS.

  (a) (1) Not applicable.

  Exhibit 99.CODE ETH

  (a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

  Exhibit 99.CERT

  (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

  Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Income Trust

By:	/s/ Kenneth D. Fuller
Kenneth D. Fuller
Chief Executive Officer

Date:	August 20, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kenneth D. Fuller
Kenneth D. Fuller
Chief Executive Officer

Date:	August 20, 2014

By:	/s/ Richard F. Sennett
Richard F. Sennett
Principal Financial Officer

Date:	August 20, 2014